1

                          THE ALLIANZ HIGH FIVE[{R}] L
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to
Section 15(d) of that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009, as revised October 26, 2009



      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

This prospectus discusses two versions of the same Contract. The Original Contract first became available on April 29, 2005 and was replaced in most states by the May 2007 Contract. The product features and expenses of Original and May 2007 Contracts differ in certain respects as set out in this prospectus. Unless specifically indicated otherwise, all prospectus language applies equally to both Original and May 2007 Contracts.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choices we offer under our general account are the Fixed Period Accounts (FPAs). You can only allocate up to 50% of any Purchase Payment to the FPAs. However, if your Contract includes the Living Guarantees we will make transfers to and from the FPAs to support these guarantees and we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

CONTRACTS WITH THE GUARANTEED PRINCIPAL VALUE (GPV) BENEFIT OR THE GUARANTEED ACCOUNT VALUE (GAV) BENEFIT ARE SUBJECT TO SYSTEMATIC TRANSFERS BETWEEN YOUR SELECTED INVESTMENT OPTIONS AND THE FPAS. THIS MEANS THAT YOU MAY NOT ALWAYS BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE GPV OR GAV BENEFIT. TRANSFERS OUT OF THE FPAS MAY BE SUBJECT TO A MARKET VALUE ADJUSTMENT THAT MAY INCREASE OR DECREASE YOUR CONTRACT VALUE AND/OR THE AMOUNT OF THE TRANSFER.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

AIM
AZL[{R}] AIM International Equity Fund


BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] International Index Fund
AZL[{R}] Money Market Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund

COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund


DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio


DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund

EATON VANCE
AZL[{R}] Eaton Vance Large Cap Value Fund

FRANKLIN TEMPLETON
AZL[{R}] Franklin Small Cap Value Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL Fusion[SM] Balanced Fund
AZL Fusion[SM] Growth Fund
AZL Fusion[SM] Moderate Fund
AZL[{R}] Balanced Index Strategy Fund
AZL[{R}] Moderate Index Strategy Fund

J.P. MORGAN
AZL[{R}] JPMorgan U.S. Equity Fund

MFS
AZL[{R}] MFS Investors Trust Fund


OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(1)]


OPPENHEIMER FUNDS
Oppenheimer High Income Fund/VA

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[{R}] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio


PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio


SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund


TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund


VAN KAMPEN
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen International Equity Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund


(1)A fund of the Premier VIT series.

NOTE: Contracts issued in the state of Oregon are issued as individual modified single payment variable deferred annuity contracts. Contracts issued in the state of Massachusetts are issued as individual limited payment variable deferred annuity contracts.


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options5
  Examples........................6
1.THE VARIABLE ANNUITY CONTRACT...7
  Ownership.......................8
2.THE ANNUITY PHASE...............9
  Income Date.....................9
  Partial Annuitization..........10
  Annuity Options................10
  Annuity Payments...............12
3.PURCHASE.......................13
  Purchase Payments..............13
  Automatic Investment Plan (AIP)14
  Allocation of Purchase Payments14
  Tax-Free Section 1035 Exchanges14
  Accumulation Units/Computing the Contract Value15
4.INVESTMENT OPTIONS.............16
  Substitution and Limitation on Further Investments22
  Transfers......................22
  Excessive Trading and Market Timing24
  Dollar Cost Averaging (DCA) Program26
  Flexible Rebalancing...........26
  Financial Advisers - Asset Allocation Programs26
  Voting Privileges..............27
5.OUR GENERAL ACCOUNT............27
  Fixed Period Accounts (FPAs)...27
  Market Value Adjustment (MVA)..29
6.GUARANTEED VALUES UNDER THE LIVING GUARANTEES31
  Calculating the GPV and GAV....32
  GPV and GAV Transfers..........34
  The GPV and GAV Fixed Account Minimums36
  Resetting the GPV and GAV Benefits37
  Other Information on the GPV and GAV Benefits37
7.EXPENSES.......................38
  Mortality and Expense Risk (M&E) Charges38
  Contract Maintenance Charge....38
  Withdrawal Charge..............39
  Transfer Fee...................41
  Premium Taxes..................42
  Income Taxes...................42
  Investment Option Expenses.....42
8.TAXES..........................42
  Annuity Contracts in General...42
  Qualified Contracts............42
  Multiple Contracts.............43
  Partial 1035 Exchanges.........43
  Distributions - Non-Qualified Contracts44
  Distributions - Qualified Contracts44
  Assignments, Pledges and Gratuitous Transfers46
  Death Benefits.................46
  Withholding....................46
  Federal Estate Taxes...........46
  Generation-Skipping Transfer Tax46
  Foreign Tax Credits............46
  Annuity Purchases by Nonresident Aliens and
Foreign Corporations.............46
  Possible Tax Law Changes.......47
  Diversification................47
  Required Distributions.........47
9.ACCESS TO YOUR MONEY...........48
  Partial Withdrawal Privilege...48
  Guaranteed Withdrawal Benefit (GWB)49
  Systematic Withdrawal Program..51
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 52
  Suspension of Payments or Transfers52
10.ILLUSTRATIONS.................52
11.DEATH BENEFIT.................53
  Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)53 Enhanced Guaranteed Minimum Death Benefit
(Enhanced GMDB)..................53
  GMDB Adjusted Partial Withdrawal Formula54
  Termination of the Death Benefit54
  Death of the Owner Under Inherited IRA Contracts54
  Death of the Owner and/or Annuitant Under All Other Contracts55
  Death Benefit Payment Options..58
12.OTHER INFORMATION.............59
  Allianz Life...................59
  The Separate Account...........59
  Distribution...................59
  Additional Credits for Certain Groups61
  Administration/Allianz Service Center61
  Legal Proceedings..............61
  Financial Statements...........61
13.GLOSSARY......................62
14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)65 15.PRIVACY AND SECURITY STATEMENT66
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION68 APPENDIX B - CONDENSED FINANCIAL INFORMATION72
APPENDIX C - GAV CALCULATION EXAMPLE78
APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES80
APPENDIX E - WITHDRAWAL CHARGE EXAMPLES82
FOR SERVICE OR MORE INFORMATION..84


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The following is a list of common abbreviations used in this prospectus:

FPA  =   FIXED PERIOD ACCOUNT              GWB =   GUARANTEED WITHDRAWAL BENEFIT
GAV  =   GUARANTEED ACCOUNT VALUE          MAV =   MAXIMUM ANNIVERSARY VALUE
GPV  =   GUARANTEED PRINCIPAL VALUE        MVA =   MARKET VALUE ADJUSTMENT
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT

FEE TABLES
The following tables describe the fees and expenses that you will pay when owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES[(1)]
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(2),(3)]
(as a percentage of each Purchase Payment withdrawn)

                        MAY 2007 CONTRACT                                  ORIGINAL CONTRACT (first issued April 29, 2005)
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  CHARGE  NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  CHARGE
                         PAYMENT                                                           PAYMENT
                            0                               8.5%                              0                                8%
                            1                               7.5%                              1                                7%
                            2                               5.5%                              2                                5%
                            3                               3.0%                       3 years or more                         0%
                     4 years or more                         0%

TRANSFER FEE[(4)]...................$25

PREMIUM TAXES[(5)]...........0% to 3.5%
(as a percentage of each Purchase Payment)

(1)Amounts withdrawn or transferred out of a FPA may be subject to an MVA. This MVA may increase or decrease your Contract Value and/or your transfer or withdrawal amount. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).


(2)The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, less any previous withdrawals taken under the partial withdrawal privilege, GWB, or as a required minimum distribution payment in the same Contract Year and before any MVA. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply. There is no partial withdrawal privilege during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money.


(3)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.
(4)The first twelve transfers in a Contract Year are free. Dollar cost averaging transfers, flexible rebalancing transfers, and GPV or GAV Transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses
  - Transfer Fee.
(5)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses - Premium Taxes.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(6)]....$40
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                                                                        M&E CHARGES
                                                               TRADITIONAL GMDB ENHANCED GMDB
No Living Guarantees or Living Guarantees with the GPV Benefit      1.65%           1.85%
Living Guarantees with the GAV Benefit                              1.75%           1.95%

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(7)]....$40
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE ANNUITY PAYMENTS The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.
  M&E CHARGE[(8)].................1.65%

(6)We waive the contract maintenance charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $75,000, the charge is waived on all your Contracts. For more information, please see section 7, Expenses - Contract Maintenance Charge.
(7)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $75,000. For more information, please see section 7, Expenses - Contract Maintenance Charge.
(8)Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Annuity Payments under a Partial Annuitization. For more information, please see section 2, The Annuity Phase - Partial Annuitization.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.


                                                                                                                     MINIMUM MAXIMUM
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other  0.65%   1.95%
expenses) before fee waivers and expense reimbursements


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $40 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $75,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $75,000.

Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 7, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) May 2007 Contract with the Enhanced GMDB and the Living Guarantees with the GAV Benefit
(the highest M&E charge of 1.95%).
  b) May 2007 Contract with the Traditional GMDB and either no Living Guarantees or the Living Guarantees with the GPV Benefit (the lowest M&E charge of 1.65%).
  c) Original Contract with the Enhanced GMDB and the Living Guarantees with the GAV Benefit
(the highest M&E charge of 1.95%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR EXPENSE                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
REIMBURSEMENTS OF:

                                                                                                 a)  $1,361 $1,891  $2,204   $4,521
1.95% (the maximum Investment Option operating expense)                                          b)  $1,331 $1,805  $2,064   $4,262
                                                                                                 c)  $1,302 $1,836  $2,204   $4,521
                                                                                                 a)  $1,232 $1,510  $1,580   $3,334
0.65% (the minimum Investment Option operating expense)                                          b)  $1,202 $1,420  $1,430   $3,036
                                                                                                 c)  $1,173 $1,455  $1,580   $3,334


If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR EXPENSE                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
REIMBURSEMENTS OF:
                                                                                                 a)   $432  $1,309  $2,204   $4,521
1.95% (the maximum Investment Option operating expense)                                          b)   $403  $1,223  $2,064   $4,262
                                                                                                 c)   $432  $1,309  $2,204   $4,521
                                                                                                 a)   $303   $928   $1,580   $3,334
0.65% (the minimum Investment Option operating expense)                                          b)   $273   $838   $1,430   $3,036
                                                                                                 c)   $303   $928   $1,580   $3,334


* Annuity Payments are generally not available until the second Contract Anniversary in most states.

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest M&E charges. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

1. THE VARIABLE ANNUITY CONTRACT
The Contract is no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.


o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

The only general account Investment Choices available during the Accumulation Phase are the Fixed Period Accounts (FPAs). You can allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. However, in some states, the FPAs may only be available for GPV and GAV Transfers we make if your Contract includes the Living Guarantees. In addition, we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary in order to support the Living Guarantees. The FPAs have Account Periods ranging from one to ten years. Only one FPA is available for Purchase Payments or transfers in each Contract Year. Amounts allocated to the FPAs earn interest that we declare periodically. If you have money invested in the FPAs, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase will depend in part upon the total interest credited to your Contract. Withdrawals or transfers from the FPAs may be subject to a Market Value Adjustment. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract will terminate although the Annuity Phase never began and we did not make any death benefit payments.


STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchased a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, DCA programs, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.


All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.


ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT
An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a non-discriminatory basis. We will withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will not be liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchased your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR PAYMENTS (OTHER THAN ANNUITY PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. IN ADDITION, IF YOUR CONTRACT INCLUDES THE LIVING GUARANTEES, THE FPAS AND THE GUARANTEED WITHDRAWAL BENEFIT WILL NO LONGER BE AVAILABLE TO YOU AND YOU WILL NO LONGER RECEIVE ANY TRUE UPS. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.

INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of:
a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. Some states may require us to allow you to select an earlier Income Date. The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

Your election to start Annuity Payments may involve an MVA if any of your Contract Value is in a FPA on the Income Date.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Annuity Payments after the second Contract Anniversary. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the Living Guarantees, it will also decrease the GPV or GAV. This will decrease the amounts available for withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 6, Guaranteed Values Under the Living Guarantees;
section 7, Expenses - Withdrawal Charge; and see section 11, Death Benefit - GMDB Adjusted Partial Withdrawal Formula.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Annuity Payment.
  (F)= Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").


o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 10 x {[100,000 x 0.083333] - 3,177.50} = 10 x {8,333.33
- 3,177.50} = 10 x 5,155.83 = $51,558.30


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE FOR FIXED ANNUITY PAYMENTS IN THE STATE OF FLORIDA. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of specified period certain, then we will continue to make Annuity Payments to the Payee for the rest of the period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $5,000 to an Annuity Option. If your Contract Value, adjusted for any applicable MVA is less than $5,000 on the Income Date, we will refund that amount to you. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50 or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (adjusted for any applicable MVA) on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR. The 5% and 7% AIRs are not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.


3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are as follows.
o You can make additional Purchase Payments of $50 or more during the Accumulation Phase.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER
  THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE). IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we made this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

AUTOMATIC INVESTMENT PLAN (AIP)
The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. We will allocate your Purchase Payments to the Investment Choices you select according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. If you do not change your allocation instructions, we will allocate any additional Purchase Payments according to your most recent allocation instructions. You can only allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. In some states you cannot make allocations to the FPAs and they may only be available for GPV or GAV Transfers we make. In addition, if your Contract includes the Living Guarantees, we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in Good Order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts (Separate Account Value) will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract, any interest you earn on any general account Investment Choices, and any MVAs made due to amounts removed from the FPAs. In order to keep track of your Separate Account Value, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios[SM], is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.


The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.


The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                               INVESTMENT OPTIONS

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM        International Long-term growth of     At least 80% of its assets in a diversified portfolio of
Investment         International                capital                 international equity securities whose issuers are considered
Management         Equity Fund                                          by the fund's subadviser to have strong earnings momentum.
LLC/Invesco Aim
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL BlackRock  Large Growth  Long-term growth of     Invests at least 80% of total assets in common and preferred
Investment         Capital                      capital                 stock and securities convertible into common and preferred
Management         Appreciation                                         stock of mid-size and large-size companies.
LLC/BlackRock      Fund
Capital
Management, Inc.
Managed by Allianz AZL            International Match the performance   Invests at least 80% of its assets in a statistically
Investment         International                of the MSCI             selected sampling of equity securities of companies included
Management         Index Fund                   EAFE[{R}]  in the Morgan Stanley Capital International Europe,
LLC/BlackRock                                   Index as closely as     Australia and Far East Index (MSCI EAFE) and in derivative
Investment                                      possible                instruments linked to the MSCI EAFE index.
Management, LLC
Managed by Allianz AZL Money          Cash      Current income          Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund     Equivalent   consistent with         dollar-denominated money market instruments, including
Management                                      stability of principal  government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                                           obligations. During extended periods of low interest rates,
Institutional                                                           and due in part to contract fees and expenses, the yield of
Management                                                              the AZL Money Market Fund may also become extremely low and
Corporation                                                             possibly negative.
Managed by Allianz AZL S&P 500     Large Blend  Match total return of   Normally invests in all 500 stocks in the S&P
Investment         Index Fund                   the S&P                 500[{R}] in proportion to their weighting in
Management                                      500[{R}]   the index.
LLC/BlackRock
Investment
Management, LLC
                   AZL Small Cap    Small Cap   Match performance of    Invests in a representative sample of stocks included in the
                   Stock Index                  the S&P SmallCap 600    S&P SmallCap 600 Index[{R}], and in futures
                   Fund                         Index{R}   whose performance is related to the index, rather than
                                                                        attempt to replicate the index.
Managed by         BlackRock        Specialty   High total investment   Invests in both equity and debt securities of issuers
BlackRock          Global                       return                  located around the world to achieve a combination of capital
Advisors,          Allocation                                           growth and income.
LLC/BlackRock      V.I. Fund
Investment
Management, LLC
and BlackRock
International
Limited
COLUMBIA
Managed by Allianz AZL Columbia      Mid Cap    Long-term growth of     Invests at least 80% of net assets in equity securities of
Investment         Mid Cap Value                capital                 companies that have market capitalizations in the range of
Management         Fund                                                 the companies in the Russell Midcap[{R}] Value
LLC/Columbia                                                            Index at the time of purchase that the fund's subadviser
Management                                                              believes are undervalued and have the potential for long-
Advisors, LLC                                                           term growth.
                   AZL Columbia     Small Cap   Long-term capital       Invests at least 80% of net assets in equity securities of
                   Small Cap                    appreciation            companies with market capitalizations in the range of the
                   Value Fund                                           companies in the Russell 2000 Value Index[{R}]
                                                                        at the time of purchase that the subadviser believes are
                                                                        undervalued.



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT       NAME OF     ASSET     OBJECTIVE(S)                              PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT   CATEGORY                                         (Normal market conditions)
       AND           OPTION
ADVISER/SUBADVISER
DAVIS
Managed by Allianz AZL Davis     Large    Long-term      Invests the majority of assets in equity securities issued by large
Investment         NY Venture    Value    growth of      companies with market capitalizations of at least $10 billion.
Management         Fund                   capital
LLC/Davis Selected
Advisers, L.P.
Managed by Davis   Davis VA    Specialty  Long-term      At least 80% of net assets in securities issued by companies principally
Advisors           Financial              growth of      engaged in the financial services sector.
                   Portfolio              capital
DREYFUS
Managed by Allianz AZL Dreyfus   Large    Long-term      Primarily invests in common stocks of large, well-established and mature
Investment         Equity        Growth   growth of      companies. Normally invests at least 80% of its net assets in stocks that
Management LLC/The Growth Fund            capital and    are included in a widely recognized index of stock market performance. May
Dreyfus                                   income         invest in non-dividend paying companies if they offer better prospects for
Corporation                                              capital appreciation. May invest up to 30% of its total assets in foreign securities.
EATON VANCE
Managed by Allianz AZL Eaton     Large    Total Return   Invests at least 80% of net assets in equity securities, primarily in
Investment         Vance Large   Value                   dividend-paying stocks, of large-cap companies with market capitalizations
Management         Cap Value                             equal to or greater than the median capitalization of companies included in
LLC/Eaton Vance    Fund                                  the Russell 1000 Value Index. May invest up to 25% of total assets in
Management                                               foreign securities, including emerging market securities.
FRANKLIN TEMPLETON
Managed by Allianz AZL         Small Cap  Long-term      Under normal market conditions, invests at least 80% of its net assets in
Investment         Franklin               total return   investments of small capitalization companies similar to those that
Management         Small Cap                             comprise the Russell 2500{trademark} Index at the time of investment.
LLC/Franklin       Value Fund
Advisory Services,
LLC
Managed by         Franklin    Specialty  High Total     At least 80% of net assets in investments of companies located anywhere in
Franklin Templeton Global Real            Return         the world that operate in the real estate sector and normally invests
Institutional, LLC Estate                                predominantly in equity securities.
                   Securities
                   Fund
Managed by         Franklin      Large    Capital        Invests predominantly in a broadly diversified portfolio of equity
Franklin Advisers, Growth and    Value    appreciation,  securities, including securities convertible into common stock.
Inc.               Income                 with current
                   Securities             income as a
                   Fund                   secondary goal
                   Franklin    High-Yield High current   Invests primarily to predominantly in debt securities offering high yield
                   High Income   Bonds    income with    ("junk bonds") and expected total return.
                   Securities             capital
                   Fund                   appreciation
                                          as a secondary
                                          goal
                   Franklin    Specialty  Maximize       Normally invests in debt and equity securities, including corporate,
                   Income                 income while   foreign and U.S. Treasury bonds and stocks with dividend yields the manager
                   Securities             maintaining    believes are attractive.
                   Fund                   prospects for
                                          capital
                                          appreciation
                   Franklin      Large    Capital        At least 80% of net assets in investments of large capitalization
                   Large Cap     Growth   appreciation   companies, and normally invests predominantly in equity securities.
                   Growth
                   Securities
                   Fund
Managed by         Franklin     Mid Cap   Long-term      At least 80% of net assets in investments of companies that have paid
Franklin Advisory  Rising                 capital        rising dividends, and normally invests predominantly in equity securities.
Services, LLC      Dividends              appreciation
                   Securities             with
                   Fund                   preservation
                                          of capital as
                                          an important
                                          consideration
Managed by         Franklin     Mid Cap   Long-term      At least 80% of net assets in investments of small capitalization and mid
Franklin           Small-Mid              capital growth capitalization companies and normally invests predominantely in equity
Advisers, Inc.     Cap Growth                            securities.
                   Securities
                   Fund
Administered by    Franklin      Model    Capital        Invests equal portions in Class 1 shares of the Franklin Income Securities
Franklin Templeton Templeton   Portfolio  appreciation   Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Services, LLC      VIP          (Fund of  with income as
                   Founding      Funds)   a secondary
                   Funds                  goal.
                   Allocation
                   Fund



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT       NAME OF   ASSET CATEGORY  OBJECTIVE(S)                            PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT                                                      (NORMAL MARKET CONDITIONS)
       AND           OPTION
ADVISER/SUBADVISER
Managed by         Franklin      Short-Term   Income         At least 80% of its net assets in U.S. government securities and
Franklin Advisers, U.S.            Bonds                     normally invests primarily in fixed and variable rate mortgage-backed
Inc.               Government                                securities.
                   Fund
                   Franklin    Intermediate-  As high an     Normally invests at least 80% of its net assets in zero coupon debt
                   Zero Coupon   Term Bonds   investment     securities. The fund will mature in December of 2010 and will then no
                   Fund 2010                  return as is   longer be available as an Investment Option under the Contract. For
                                              consistent     additional information regarding the maturity of the fund, please see
                                              with capital   the Franklin Zero Coupon Fund prospectus.
                                              preservation
Managed by         Mutual      International  Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Global          Equity     appreciation   manager believes are undervalued. The fund also invests, to a lesser
Advisers,          Discovery                                 extent, in risk arbitrage securities and distressed companies.
LLC/Franklin       Securities
Templeton          Fund
Investment
Management Limited
Managed by         Mutual       Large Value   Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Shares                     appreciation,  manager believes are undervalued. The fund also invests, to a lesser
Advisers, LLC      Securities                 with income as extent, in risk arbitrage securities and distressed companies.
                   Fund                       a secondary
                                              goal
Managed by         Templeton   International  Long-term      Normally invests at least 80% of net assets in investments of issuers
Templeton          Foreign         Equity     capital growth located outside the U.S., including those in emerging markets, and
Investment         Securities                                normally invests predominantly in equity securities.
Counsel, LLC       Fund
Managed by         Templeton   Intermediate-  High current   Normally invests at least 80% of its net assets in bonds, which include
Franklin Advisers, Global Bond   Term Bonds   income,        debt securities of any maturity, such as bonds, notes, bills and
Inc.               Securities                 consisent with debentures. The fund may invest a portion of its total assets in bonds
                   Fund                       preservation   rated below investment grade and a significant portion of its assets in
                                              of capital,    foreign securities.
                                              with capital
                                              appreciation
                                              as a secondary
                                              consideration
Managed by         Templeton   International  Long-term      Normally invests primarily in equity securities of companies located
Templeton Global   Growth          Equity     capital growth anywhere in the world, including those in the U.S. and in emerging
Advisors           Securities                                markets.
Limited/Templeton  Fund
Asset Management
Ltd.
FUND OF FUNDS
Managed by Allianz AZL           A "Fund of   Long-term      Invests primarily in a combination of five underlying bond and equity
Investment         Balanced     Funds" Model  capital        index funds, to achieve a range generally from 40% to 60% of assets in
Management LLC     Index         Portfolio    appreciation   the underlying equity index funds and 40% to 60% in the underlying bond
                   Strategy                   with           index fund.
                   Fund                       preservation
                                              of capital as
                                              an important
                                              consideration
                   AZL Fusion    A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Balanced     Funds" Model  capital        generally from 40% to 60% of assets in equity funds with the remaining
                   Fund          Portfolio    appreciation   balance invested in fixed income funds.
                                              with
                                              preservation
                                              of capital as
                                              an important
                                              consideration
                   AZL Fusion    A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Growth Fund  Funds" Model  capital        generally from 70% to 90% of assets in equity funds with the remaining
                                 Portfolio    appreciation   balance invested in fixed income funds.
                   AZL Fusion    A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Moderate     Funds" Model  capital        generally from 55% to 75% of assets in equity funds with the remaining
                   Fund          Portfolio    appreciation   balance invested in fixed income funds.
                   AZL           A "Fund of   Long-term      Invests primarily in a combination of five underlying bond and equity
                   Moderate     Funds" Model  capital        index funds, to achieve a range generally from 55% to 75% of assets in
                   Index         Portfolio    appreciation   the underlying equity index funds and 25% to 45% in the underlying bond
                   Strategy                                  index fund.
                   Fund



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT     NAME OF INVESTMENT OPTION     ASSET     OBJECTIVE(S)                      PRIMARY INVESTMENTS
MANAGEMENT COMPANY                             CATEGORY                                  (Normal market conditions)
       AND
ADVISER/SUBADVISER
J.P. MORGAN
Managed by Allianz AZL JPMorgan U.S. Equity   Large Blend  High total    Invests at least 80% of its net assets, plus any borrowings
Investment         Fund                                    return        for investment purposes, primarily in equity securities of
Management                                                               large- and medium-capitalization U.S. companies.
LLC/J.P. Morgan
Investment
Management, Inc.
MFS
Managed by Allianz AZL MFS Investors Trust    Large Blend  Capital       Invests primarily in equity securities of companies with
Investment         Fund                                    appreciation  large capitalizations that the subadviser believes has
Management                                                               above average earnings growth potential, are undervalued,
LLC/Massachusetts                                                        or is a combination of both.
Financial Services
Company
OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC Opportunity Fund    Small Cap   Capital       At least 65% of its assets in common stocks of "growth"
Investment                                                 appreciation  companies with market capitalizations of less than $2
Management LLC/                                                          billion at the time of investment.
Oppenheimer
Capital LLC
Managed by Allianz OpCap Mid Cap Portfolio      Mid Cap    Long-term     Invests at least 80% of its net assets in equity securities
Global Investors                                           capital       of companies with market capitalizations between $500
Fund Management                                            appreciation  million and $15 billion at the time of purchase that the
LLC                                                                      adviser believes are undervalued in the marketplace.
OPPENHEIMERFUNDS
Managed by         Oppenheimer High Income    High-Yield   High level of Invests mainly in a variety of high-yield fixed-income
OppenheimerFunds,  Fund/VA                       Bonds     current       securities of domestic and foreign issuers with at least
Inc.                                                       income        65% of total assets in high-yield, lower-grade fixed income securities commonly known as "junk" bonds.
PIMCO
Managed by Pacific PIMCO VIT All Asset         Specialty   Maximum real  Invests in institutional class shares of the underlying
Investment         Portfolio                   (Fund of    return        PIMCO Funds and does not invest directly in stocks or bonds
Management Company                              Funds)     consistent    of other issuers.
LLC                                                        with
                                                           preservation
                                                           of real
                                                           capital and
                                                           prudent
                                                           investment
                                                           management
                   PIMCO VIT CommodityReal     Specialty   Maximum real  Invests in commodity linked derivative instruments backed
                   Return[{R}]                return        by a portfolio of inflation-indexed securities and other
                   Strategy Portfolio                      consistent    fixed income securities.
                                                           with prudent
                                                           investment
                                                           management
                   PIMCO VIT Emerging        Intermediate- Maximum total At least 80% of its assets in fixed income instruments of
                   Markets Bond Portfolio     Term Bonds   return,       issuers that economically are tied to countries with
                                                           consistent    emerging securities markets.
                                                           with
                                                           preservation
                                                           of capital
                                                           and prudent
                                                           investment
                                                           management
                   PIMCO VIT Global Bond     Intermediate- Maximum total At least 80% of its assets in fixed income instruments of
                   Portfolio (Unhedged)       Term Bonds   return,       issuers in at least three countries (one of which may be
                                                           consistent    the U.S.), which may be represented by futures contracts.
                                                           with          May invest, without limitation, in securities of issuers in preservation  emerging market countries.
                                                           of capital
                                                           and prudent
                                                           investment
                                                           management
                   PIMCO VIT High Yield       High-Yield   Maximum total At least 80% of assets in a diversified portfolio of high-
                   Portfolio                     Bonds     return,       yield securities ("junk bonds") rated below investment
                                                           consistent    grade, but at least Caa by Moody's or equivalently rated by
                                                           with          S&P or Fitch. May invest up to 20% of total asets in
                                                           preservation  securities denominated in foreign currencies.
                                                           of capital
                                                           and prudent
                                                           investment
                                                           management



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF     ASSET CATEGORY OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT                                                     (NORMAL MARKET CONDITIONS)
       AND             OPTION
ADVISER/SUBADVISER
                   PIMCO VIT Real Intermediate-  Maximum real  At least 80% of its net assets in inflation-indexed bonds of varying
                   Return           Term Bonds   return,       maturities issued by the U.S. and non-U.S. governments, their
                   Portfolio                     consistent    agencies or instrumentalities and corporations.
                                                 with
                                                 preservation
                                                 of real
                                                 capital and
                                                 prudent
                                                 investment
                                                 management
                   PIMCO VIT      Intermediate-  Maximum total At least 65% of total assets in a diversified portfolio of fixed
                   Total Return     Term Bonds   return,       income instruments of varying maturities, which may be represented by
                   Portfolio                     consistent    forwards or derivatives such as options, futures contracts, or swap
                                                 with          agreements.
                                                 preservation
                                                 of capital
                                                 and prudent
                                                 investment
                                                 management
PRUDENTIAL
Managed by         SP             International  Long-term     Invests primarily in equity-related securities of foreign issuers
Prudential         International      Equity     growth of     with at least 65% of its total assets in common stocks of foreign
Investments        Growth                        capital       companies operating or based in at least five different countries.
LLC/William Blair  Portfolio
& Company LLC and
Marsico Capital
Management LLC
Managed by         SP Strategic    Large Growth  Long-term     At least 65% of total assets in equity and equity-related securities
Prudential         Partners                      growth of     of U.S. companies that the adviser believes to have strong capital
Investments        Focused Growth                capital       appreciation potential.
LLC/Jennison       Portfolio
Associates LLC and
AllianceBernstein
L.P.
SCHRODER
Managed by Allianz AZL Schroder     Specialty    Capital       Invests at least 80% of its net assets in equity securities of
Investment         Emerging                      appreciation  companies that the subadviser believes to be "emerging market"
Management         Markets Equity                              issuers. May invest remainder of assets in securities of issuers
LLC/Schroder       Fund                                        located anywhere in the world.
Investment
Management North
America Inc.
TURNER
Managed by Allianz AZL Turner       Small Cap    Long-term     At least 80% of its net assets in common stocks and other equity
Investment         Quantitative                  growth of     securities of U.S. companies with small market capitalizations that
Management         Small Cap                     capital       the subadviser believes, based on a quantitative model, have strong
LLC/Turner         Growth Fund                                 earnings growth potential. Small capitalization companies are defined
Investment                                                     as companies with market capitalizations, at the time of purchase, in
Partners, Inc.                                                 the range of companies included in the Russell[
                                                               ]2000[{R}] Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen   Specialty    Highest       Invests at least 65% of its total assets in income-producing equity
Investment         Equity and                    possible      securities and also invests in investment grade quality debt
Management LLC/Van Income Fund                   income        securities. May invest up to 25% ot total assets in foreign
Kampen Asset                                     consistent    securities, including emerging market securities.
Management                                       with safety
                                                 of principal
                                                 with long-
                                                 term growth
                                                 of capital as
                                                 an important
                                                 secondary
                                                 objective
                   AZL Van Kampen   Specialty    Income and    Invests at least 80% of assets in equity securities of companies in
                   Global Real                   capital       the real estate industry located throughout the world, including real
                   Estate Fund                   appreciation  estate investment trusts and real estate operating companies established outside the U.S.
                   AZL Van Kampen  Large Value   Income and    Invests at least 65% of total assets in income-producing equity
                   Growth and                    long-term     securities, including common stocks and convertible securities; also
                   Income Fund                   growth of     in non-convertible preferred stocks and debt securities rated
                                                 capital       "investment grade." May invest  up to 25% of total assets in foreign securities, including emerging market securities.



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF     ASSET CATEGORY OBJECTIVE(S)                          PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT                                                     (NORMAL MARKET CONDITIONS)
       AND             OPTION
ADVISER/SUBADVISER
Managed by Allianz AZL Van Kampen International  Long term    Invests at least 80% of assets in a diversified portfolio of equity
Investment         International                 capital      securities of issuers selected from a universe comprised of
Management         Equity Fund                   appreciation approximately 1,200 companies in non-U.S. markets.
LLC/Morgan Stanley
Investment
Management, Inc.
Managed by Allianz AZL Van Kampen    Mid Cap     Capital      At least 80% of net assets in common stocks and other equity
Investment         Mid Cap Growth                growth       securities of mid capitalization growth companies.
Management LLC/Van Fund
Kampen Asset
Management


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us.


TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. Also, transfers from the FPAs may be subject to an MVA. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The following applies to any transfer.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o Transfers from a FPA may be subject to an MVA.
o If your Contract includes the Living Guarantees, you can make transfers from the FPAs to the extent that the GPV or GAV Fixed Account Minimum is met (see section 6, Guaranteed Values Under the Living Guarantees - The GPV and GAV Fixed Account Minimums). These transfers may be subject to an MVA unless the transfers are made within 30 days before the end of the Account Period. In some states you cannot make allocations to the FPAs and they may only be available for GPV and GAV Transfers we make.
o After the Income Date, you cannot make a transfer from a fixed Annuity
  Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity
  Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.


When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.


The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

DOLLAR COST AVERAGING (DCA) PROGRAM
The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.


All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.


If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. If your Contract includes the Living Guarantees, the automatic transfers that we make (GPV or GAV Transfers) in and out of the FPAs to support the Living Guarantees may affect your flexible rebalancing program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in Good Order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.


FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


Currently, the only general account Investment Choices we offer under this Contract during the Accumulation Phase are the Fixed Period Accounts (FPAs). Any amounts you allocate to the FPAs, as well as any amounts we transfer to the FPAs under the Living Guarantees become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.


FIXED PERIOD ACCOUNTS (FPAS)
FPAs are a type of Investment Choice available under our general account. We will credit any amount in the FPAs with interest. FPAs are available only during the Accumulation Phase. Money removed from an FPA may be subject to an MVA, which may increase or decrease your Contract Value and/or the amount of the withdrawal or transfer.

FPAs have Account Periods of anywhere from one to ten years. An Account Period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific Account Period is available for Purchase Payments or transfers in each Contract Year.

You can allocate up to 50% of any Purchase Payment to an FPA. However, in some states the FPAs may only be available for GPV or GAV Transfers we make under the Living Guarantees. In addition, under the Living Guarantees we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary. If you allocated any portion of the initial Purchase Payment to an FPA on the Issue Date, we applied that amount to an FPA with a ten-year Account Period. We will also apply any additional transfers or portions of Purchase Payments allocated to an FPA during the first Contract Year to this ten-year Account Period. Similarly, a nine-year Account Period


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 is available for allocations in the second Contract Year, an eight-year Account Period is available in the third year, and so on. After the tenth Contract Year, there are five-year rolling Account Periods. In the 11th through the 15th Contract Years, allocations can be made to an FPA with an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five-year Account Period is available; in the 12th Contract Year a four-year Account Period is available, and so on until the 16th Contract Year when a new five-year Account Period is again available. Please see the following table for more information.

CONTRACT YEAR FPA ACCOUNT PERIOD  CONTRACT YEAR FPA ACCOUNT PERIOD  CONTRACT YEAR FPA ACCOUNT PERIOD
      1                 10 years        6                  5 years       11                  5 years
      2                  9 years        7                  4 years       12                  4 years
      3                  8 years        8                  3 years       13                  3 years
      4                  7 years        9                  2 years       14                  2 years
      5                  6 years       10             1 year             15             1 year

Allocations to the FPAs are credited with interest rates that vary based on the Account Period and when the allocation was made. Generally, the longer the Account Period, the higher the interest rate. The interest rate on the FPAs will be greater than zero, but it could be less than 1% and it could be less than the interest rate applied to the FPA guaranteed minimum value (see the "Market Value Adjustment (MVA)" discussion later in this section).

Generally, the initial interest rate is set on the date the first allocation is made to an FPA and will remain in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, the amount initially allocated to the FPA (plus interest) is then credited with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year Account Period, the interest rate is set at the start of the Account Period and is effective for any amounts allocated to the FPAs during the Contract Year. The interest rate for new allocations to an FPA may be different from the interest rate declared for amounts already in the FPAs. For example, new transfers to an FPA later in the third Contract Year may receive a different interest rate than the rate applied to amounts that were allocated to an FPA earlier in that Contract Year.

Any withdrawal or transfer (whether through your request or through the GPV or GAV Transfers we make to maintain the Living Guarantees) from an FPA may be subject to a Market Value Adjustment. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.

PARTIAL WITHDRAWALS DURING THE ACCUMULATION PHASE: We will first take any partial withdrawal proportionately from the Investment Options. If the Contract Value in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a first-in, first-out (FIFO) basis. That is, a partial withdrawal from the FPAs will reduce the Contract Value in the oldest FPA, then the next oldest, and so on. If your Contract includes the Living Guarantees and you take a partial withdrawal that eliminates your Contract Value in the Investment Options, your Contract Value will remain in the FPAs until such time as the mathematical model that supports the Living Guarantees initiates a GAV Transfer from the FPAs to the Investment Options.

IF YOUR CONTRACT INCLUDES THE LIVING GUARANTEES: Your ability to make transfers from the FPAs is subject to the GPV or GAV Fixed Account Minimum. You can request a transfer from the FPAs that would reduce the Fixed Account Value in the FPAs below this minimum by resetting the GPV or GAV Benefit (see "The GPV and GAV Fixed Account Minimums" and "Resetting the GPV and GAV Benefits" discussions in section 6, Guaranteed Values Under the Living Guarantees).

IF YOUR CONTRACT DOES NOT INCLUDE THE LIVING GUARANTEES: If you request a partial transfer or partial withdrawal from the FPAs and the amount you request to receive is greater than the Fixed Account Value in the FPAs after adjustment for any applicable MVA, we will treat your request as a request for a complete transfer or full withdrawal from the FPAs. Additionally, we will treat any request for a partial withdrawal from the FPAs that would reduce the Fixed Account Value in the FPAs below $1,000 as a request for a full withdrawal from the FPAs.

FOR CONTRACTS ISSUED IN MINNESOTA: We hold amounts allocated to the FPAs in a nonunitized separate account that we established under Minnesota insurance law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the FPAs. State insurance law prohibits us from charging this separate account with the liabilities of any other separate account or of our general business. We own the assets of


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the FPAs. This guarantee is based on the continued claims paying ability of Allianz Life.

FOR CONTRACTS ISSUED IN ALABAMA, PENNSYLVANIA, UTAH AND WASHINGTON: The FPAs are not directly available to you and they are not subject to a Market Value Adjustment. The FPAs are only available to receive GPV or GAV Transfers that we make during the Accumulation Phase if your Contract includes the Living Guarantees. You cannot allocate Purchase Payments to the FPAs and you cannot transfer Contract Value to or from the FPAs. You also cannot request withdrawals directly from the FPAs. If your Contract includes Living Guarantees and you request a partial withdrawal, we will take the partial withdrawal proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a FIFO basis.

MARKET VALUE ADJUSTMENT (MVA)
An MVA is an adjustment we make for transfers or withdrawals from an FPA that occur at any time other than 30 days before the end of an Account Period. There will be no MVA for transfers or withdrawals that occur within 30 days before the end of the Account Period. The end of the Account Period will first occur on your tenth Contract Anniversary and then on every fifth Contract Anniversary after that (for example, the 15th Contract Anniversary, the 20th Contract Anniversary, etc.). You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an MVA. We will allocate any amounts (including the GPV or GAV Fixed Account Minimum, if applicable) for which we have not received instructions at the end of the Account Period to another FPA with a five-year Account Period.

We also will not apply MVAs to amounts withdrawn for withdrawal charges, the contract maintenance charge, death claims, or for amounts you receive if you return the Contract under the free look/right to examine provision. We determine any withdrawal charges based on market value adjusted withdrawals.

Upon a transfer or withdrawal of Contract Value from the FPAs we will apply the MVA to the amount of the withdrawal or transfer. At the time of transfer or withdrawal, the MVA formula compares the interest rate that applies to the FPA from which amounts are being removed to the current interest rate offered on new allocations to an FPA of the same Account Period. An MVA can be either positive or negative depending on the interest rate currently offered on an FPA as shown in the following table. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.

       IF THE INTEREST RATE ON THE FPA FROM WHICH AMOUNTS ARE BEING REMOVED IS{ellipsis}        THEN THE MVA IS{ellipsis}
Less than the current interest rate for new allocations to an FPA of the same Account Period            negative
Equal to the current interest rate for new allocations to an FPA of the same Account Period               zero
Greater than the current interest rate for new allocations to an FPA of the same Account Period         positive

The MVA formula is [(1+I) / (1+J)][N] where:
I = Current interest rate earned in the FPA from which amounts are being transferred or withdrawn.
J = Current interest rate for new allocations to an FPA with an Account Period equal to the remaining term (rounded up) in the current Account Period.
N = Number of days from the date of transfer/withdrawal from the FPA to the next Contract Anniversary divided by 365, plus the number of whole years remaining in the Account Period.

The MVA is also subject to a minimum and a maximum. The minimum and maximum apply upon partial withdrawal/transfer or complete withdrawal/transfer.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The MVA minimum is equal to the greater of (a) or (b), with the result then divided by (c), where:
  (a)= The FPA guaranteed minimum value.
  (b)= All allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.
  (c)= The Fixed Account Value.

The MVA maximum is equal to (a) divided by the greater of (b) or (c), where:
  (a)= The Fixed Account Value.
  (b)= The FPA guaranteed minimum value.
  (c)= All allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.

THE FPA GUARANTEED MINIMUM VALUE IS EQUAL TO:
o 87.5% of all allocations to the FPAs, less all partial withdrawals
  (including any withdrawal charges) and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate (which is also the state nonforfeiture rate) specified in the Contract (which is currently 1%-3% depending on your state).

PLUS
o Upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

All previous partial withdrawals and transfers in this calculation of the FPA guaranteed minimum value do not reflect any MVA.

MVA EXAMPLES

The following examples show the effect of the MVA on a Contract.
o You purchased a May 2007 Contract with an initial Purchase Payment of $100,000 on January 1. You did not select the Living Guarantees. The FPA guaranteed minimum value interest rate is 3%.
o You allocate $10,000 to an FPA with a ten-year Account Period and an interest rate of 6%.
o You make no additional Purchase Payments.
o On July 1 of your sixth Contract Year, your Fixed Account Value in the
  FPA is $13,774.58. The sixth Contract Year is not a leap year.
o The withdrawal charge period for your initial Purchase Payment has expired by the sixth Contract Year, so there will be no withdrawal charge on amounts withdrawn from the Contract during the sixth Contract Year.

  The FPA guaranteed minimum value on July 1 of the sixth Contract Year is equal to:
     87.5% of all allocations to the FPAs less partial withdrawals and transfers accumulated at the FPA guaranteed minimum value interest rate for 5 years and 181 days =
((87.5% x $10,000) - $0) x 1.03[((181/365) + 5)] = ...............$10,293.43
  The MVA minimum on July 1 of the sixth Contract Year is equal to:
     The greater of (a) the FPA guaranteed minimum value, or (b) all allocations to the FPAs less partial withdrawals and transfers, divided by (c) the Fixed Account Value = $10,293.43 / $13,774.58 = 0.747277
  The MVA maximum on July 1 of the sixth Contract Year is equal to:
     (a) The Fixed Account Value divided by the greater of (b) the FPA guaranteed minimum value, or (c) all allocations to the FPAs less partial withdrawals and transfers = $13,774.58 / $10,293.43 = 1.338191


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

EXAMPLE OF A POSITIVE MVA ON FULL WITHDRAWAL FROM THE FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR:
Assume that the current interest rate for an FPA with a five-year Account Period is 5%.

The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.05][((184/365) + 4)] = 1.043618.

Because the MVA is less than the MVA maximum (1.338191), we will use the MVA to calculate the amount you will receive after we withdraw all of the Fixed Account Value from the FPA which is $13,774.58 x 1.043618 = $14,375.40. In other words, the amount we would withdraw from the FPA is $13,774.58, and the amount you would receive after application of the MVA is $14,375.40.

EXAMPLE OF A NEGATIVE MVA ON A PARTIAL WITHDRAWAL OR TRANSFER FROM A FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR:
Assume that the current interest rate for an FPA with a five-year Account Period is 7%. You request that we withdraw $4,000 from the FPA and send you a check.

The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.07][((184/365) + 4) ]= 0.958589.

Because the MVA is more than the MVA minimum (0.747277), we will use the MVA to calculate the amount we will withdraw from the FPA in order to send you a check for $4,000 after we apply the MVA. The amount we would withdraw from the FPA is:
$4,000 / 0.958589 = $4,172.80. In other words, we would withdraw $4,172.80 from the FPA, and you would receive $4,000 after application of the MVA.

If you had instead requested we transfer $4,000 from the FPA to the Investment Option(s), we would apply the MVA to the amount transferred, instead of applying the MVA to the Fixed Account Value in the FPA. The amount we would transfer into the Investment Options is: $4,000 x 0.958589 = $3,834.36. In other words, we would transfer $4,000 out of the FPA, and we would transfer $3,834.36 into your selected Investment Option(s).

NOTE REGARDING APPLICATION OF MVAS TO GAV AND GPV TRANSFERS: We will not apply MVAs to GAV or GPV Transfers out of the FPAs initiated by us, effective for all Contracts issued on or after December 1, 2006 or such later date as this change is approved in your state. For Contracts issued before this date, you can opt out of having MVAs applied to GAV or GPV Transfers from the FPAs. An opt out will be effective as of the Business Day we receive your request in good order at our Service Center.

6. GUARANTEED VALUES UNDER THE LIVING GUARANTEES
Your Separate Account Value will increase or decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, for Contracts with the Living Guarantees, the GPV and GAV Benefits are intended to provide a level of protection for the principal you invested five or more years ago and, if you select the GAV Benefit, to lock in any investment gains from five or more Contract Anniversaries ago.

The Living Guarantees were only available at Contract issue. THE LIVING GUARANTEES CANNOT BE ADDED OR CHANGED FOR AN EXISTING CONTRACT AFTER IT IS ISSUED, OR REMOVED FROM YOUR CONTRACT. The Living Guarantees provide a long term GPV or GAV Benefit during the Accumulation Phase. Under the GPV Benefit, the guarantee is based on Purchase Payments we have had for at least five years. Under the GAV Benefit, the guarantee is based on the highest Contract Value that occurred five or more Contract Anniversaries ago. There are no additional fees or charges for selecting the Living Guarantees with the GPV Benefit. However, there is an additional M&E charge for selecting the guarantees provided by the GAV Benefit. To maintain these guarantees, we will periodically transfer amounts between your selected Investment Options and the FPAs according to a mathematical model (see the "GPV and GAV Transfers" discussion later in this section).

The GPV and GAV Benefits guarantee that, beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until the Income Date that you take a Full Annuitization or Contract termination) your Contract Value will at least equal the GPV or GAV established five years ago, less all GPV or GAV adjusted partial withdrawals taken in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and each subsequent Contract Anniversary, we will make a payment to your Contract equal to that difference.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

YOU DO NOT HAVE ANY PROTECTION UNDER THE GPV OR GAV BENEFITS UNLESS YOU HOLD THE CONTRACT FOR AT LEAST FIVE YEARS. YOUR PURCHASE PAYMENTS ARE NOT PROTECTED UNDER THE GPV OR GAV BENEFITS UNTIL WE HAVE HAD THEM FOR AT LEAST FIVE YEARS.

Assuming no partial withdrawals, the GPV and GAV Benefits have the effect of guaranteeing that, beginning with your fifth Contract Anniversary (and on each subsequent anniversary until the Income Date that you take a Full Annuitization or Contract termination), your Contract Value will be at least equal to the initial GPV or GAV, or the GPV or GAV from any Contract Anniversary that occurred at least five years ago. This type of guarantee is sometimes referred to as a "high water mark." For example, assuming no withdrawals, on your 12th Contract Anniversary, the GPV and GAV Benefits guarantee your Contract Value will be at least the highest GPV or GAV established on the Issue Date, or on any Contract Anniversary, up to and including the seventh Contract Anniversary: that is, the "high water mark" from that period. HOWEVER, THE GPV AND GAV BENEFITS DO NOT PROVIDE ANY PROTECTION UNTIL THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, THE GPV AND GAV DO NOT LOCK IN ANY GAINS UNTIL FIVE YEARS AFTER THEY OCCUR, AND THE GPV AND GAV DO NOT AUTOMATICALLY LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.

As noted above, if on a Contract Anniversary, your Contract Value is less than the GPV or GAV established five years ago, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to the application of this payment as a "True Up." Because the True Ups increase your Contract Value, they will also increase the total dollar amount (but not the percentage) of the M&E charge you pay.

AN ADDITIONAL PURCHASE PAYMENT WILL IMMEDIATELY INCREASE YOUR CONTRACT VALUE, BUT DOES NOT BECOME PART OF THE VALUE GUARANTEED BY THE GPV AND GAV BENEFITS UNTIL IT IS AT LEAST FIVE YEARS OLD. THEREFORE, A LARGE ADDITIONAL PURCHASE PAYMENT MAY DIMINISH THE ADVANTAGE OF THE GPV AND GAV BENEFITS BY DECREASING THE LIKELIHOOD THAT YOU WOULD RECEIVE A TRUE UP TO YOUR CONTRACT. For example, if on the fifth Contract Anniversary your Contract Value is less than the GPV or GAV from five years ago, then we True Up your Contract Value to equal that GPV or GAV. If, however, you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GPV or GAV from five years ago, then we would not make a True Up to your Contract. This example assumes you take no partial withdrawals. Any withdrawals you take may reduce the GPV or GAV by an amount greater than the withdrawal itself. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS GREATER THAN THE GPV/GAV, THE GPV/GAV WILL BE REDUCED BY THE DOLLAR AMOUNT OF THE WITHDRAWAL. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS LESS THAN THE GPV/GAV, THE GPV/GAV WILL BE REDUCED BY MORE THAN THE WITHDRAWAL AMOUNT.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the FPAs will no longer be available to you and you will no longer receive any True Ups under the Living Guarantees.

CALCULATING THE GPV AND GAV
The initial GPV or GAV is equal to all Purchase Payments received during the first 90 days of your Contract less any GPV or GAV adjusted partial withdrawals taken during this period. Adjusted partial withdrawals include withdrawals and any amounts applied to Partial Annuitizations. Additional Purchase Payments will increase the GPV and GAV on a dollar for dollar basis, but partial withdrawals and Partial Annuitizations will decrease the GPV and GAV proportionately. We also recalculate the GVP or GAV on every Contract Anniversary as follows.

GPV BENEFIT: On the first Contract Anniversary, the GPV is equal to the initial GPV plus any additional Purchase Payments received during the remainder of the first Contract Year and minus any GPV adjusted partial withdrawals taken during the remainder of the first Contract Year. On the second and any subsequent Contract Anniversaries, the GPV is equal to the GPV from the previous Contract Anniversary plus any additional Purchase Payments received in the previous Contract Year and minus any GPV adjusted partial withdrawals you made in the previous Contract Year.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

GAV BENEFIT: On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:
  A   =The initial GAV, plus any additional Purchase Payments received during the remainder of the first Contract Year and minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year.
  B   =Your Contract Value on the first Contract Anniversary.

On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:
  C   =The GAV from the previous Contract Anniversary plus any additional
       Purchase Payments received in the previous Contract Year and minus any GAV adjusted partial withdrawals taken in the previous Contract Year.
  D   =Your Contract Value on that Contract Anniversary.
For each withdrawal or Partial Annuitization taken before the second Contract Anniversary, a GPV or GAV adjusted partial withdrawal is equal to: A X B

For each withdrawal or Partial Annuitization taken on or after the second Contract Anniversary, a GVP or GAV adjusted partial withdrawal is equal to: C + ( D X B)

  (A) =The amount of Contract Value (before any MVA) applied to a Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  (B) =The greater of one, or the ratio of (e) divided by (f) where:
       (e)=The GPV or GAV on the day of (but before) the Partial Annuitization or partial withdrawal.
       (f)=The Contract Value on the day of (but before) the Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.
  (C) =The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals (before any MVA) taken during the Contract Year does not exceed 10% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a Partial Annuitization, the entire amount of any Contract Value (before any MVA) applied to the Partial Annuitization will be included in part (d) of this formula.
  (D) =The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.

GAV EXAMPLE
o You purchased a May 2007 Contract and selected the Living Guarantees with the GAV Benefit. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments. Therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.
o You take no partial withdrawals or Partial Annuitizations. Therefore, the calculations of the GAV that follows will only take into account the previous GAV and the current Contract Value on the Contract Anniversary. For information on how these calculation would be effected by a partial withdrawal, please see Appendix C.
o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $115,000; on the third Contract Anniversary it is $119,000; and on the fourth Contract Anniversary it is $121,000.

  The initial GAV...........................................................
     $100,000

  The GAV on the first Contract Anniversary equals the greater of:  (A)
     the initial GAV, which is the initial Purchase Payment of $100,000; or (B) the Contract Value on the first Contract Anniversary, which is $120,000 $120,000

  The GAV on the second Contract Anniversary equals the greater of:  (C)
     the GAV from the first Contract Anniversary ($120,000); or (D) the Contract Value on the second Contract Anniversary, which is $115,000 $120,000

  The GAV on the third Contract Anniversary equals the greater of:  (C)
     the GAV from the second Contract Anniversary ($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $119,000 $120,000

  The GAV on the fourth Contract Anniversary equals the greater of:  (C)
     the GAV from the third Contract Anniversary ($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $121,000 $121,000


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPLYING THE GAV BENEFIT
o On the fifth Contract Anniversary the Contract Value is $105,000. The initial GAV established five years ago is $100,000. The fifth anniversary Contract Value is greater than the initial GAV, so there is no True Up on the fifth Contract Anniversary.
o On the sixth Contract Anniversary the Contract Value is $108,000. The
  GAV established five years ago on the first Contract Anniversary is $120,000. The sixth anniversary Contract Value is less than the GAV from the first Contract Anniversary, so we will True Up the Contract Value to equal this amount by applying $12,000 to the Investment Options on the sixth Contract Anniversary.
o On the seventh Contract Anniversary the Contract Value is $122,000. The
  GAV from five years ago (the second Contract Anniversary) is $120,000. The seventh anniversary Contract Value is greater than the GAV established five years ago on the second Contract Anniversary so there is no True Up on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

            CONTRACT VALUE   GAV     CONTRACT VALUE GUARANTEED UNDER THE GAV BENEFIT (DOES   AMOUNT OF GAV TRUE UP (DOES  CONTRACT
                                         NOT APPLY UNTIL THE 5TH CONTRACT ANNIVERSARY)         NOT APPLY UNTIL THE 5TH      VALUE
                                                                                                CONTRACT ANNIVERSARY)     AFTER ANY
                                                                                                                          GAV TRUE
                                                                                                                             UP
Issue          $100,000    $100,000                            -                                          -               $100,000
1st            $120,000    $120,000                            -                                          -               $120,000
Contract
Anniversary
2nd            $115,000    $120,000                            -                                          -               $115,000
Contract
Anniversary
3rd            $119,000    $120,000                            -                                          -               $119,000
Contract
Anniversary
4th            $121,000    $121,000                            -                                          -               $121,000
Contract
Anniversary
5th            $105,000    $121,000                        $100,000                                     None              $105,000
Contract
Anniversary
6th            $108,000    $121,000                        $120,000                                    $12,000            $120,000
Contract
Anniversary
7th            $122,000    $122,000                        $120,000                                     None              $122,000
Contract
Anniversary

GPV AND GAV TRANSFERS
To make the GPV and GAV Benefits available, we monitor your Contract daily as it relates to the GPV or GAV and periodically transfer amounts between your selected Investment Options and the FPAs (GPV Transfers or GAV Transfers). You will still have complete discretion over the selection of and allocation to the Investment Options for any portion of your Contract Value that is not required to be in the FPAs. Selecting Investment Options that have a higher volatility is likely to result in changes to Contract Value that, if negative, will, in turn, increase the amount and/or frequency of GPV or GAV Transfers to the FPAs.

We will transfer amounts between the Investment Options and the FPAs according to a mathematical model. This mathematical model will not change during the life of your Contract. We will transfer amounts to the FPAs proportionately from all of your selected Investment Options. GPV or GAV Transfers from the FPAs to the Investment Options will be allocated according to your most recent allocation instructions. During the first two Contract Years, the Fixed Account Value immediately after any GPV or GAV Transfer to the FPAs is limited to 50% of total Purchase Payments received, but we may transfer more than 50% of your total Purchase Payments to the FPAs beginning on the second Contract Anniversary. GPV and GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The mathematical model we use to determine GPV and GAV Transfers includes a number of interrelated factors. The following table sets forth the most influential of these factors and indicates how each one by itself could trigger a GPV or GAV Transfer.

               CHANGE IN ONE FACTOR, ASSUMING ALL OTHER FACTORS REMAIN CONSTANT
FACTOR                                                     DIRECTION OF THE GPV OR GAV TRANSFER
Contract Value increases                                   To the Investment Options
GPV or GAV increases                                       To the FPAS
Credited interest rate on the FPAs increases               To the Investment Options
Time until application of the GPV or GAV Benefit decreases To the FPAS

The amount of the GPV or GAV Transfer will vary depending on the magnitude and direction of the change in these factors and their impact on your Contract Value. Most importantly, GPV or GAV Transfers out of the Investment Options into the FPAs occur as the Contract Value falls relative to the GPV or GAV, as applicable. GPV and GAV Transfers to the FPAs generally first occur when the Contract Value drops below the most recently established GPV or GAV by an amount that typically ranges between 1% to 4%. If the Contract Value continues to fall, more GPV or GAV Transfers to the FPAs will occur. THE AMOUNT OF THE FIRST GPV OR GAV TRANSFER TO THE FPAS WILL TYPICALLY BE SIGNIFICANT, and will involve a transfer to the FPAs of an amount that ranges between 39% and 44% of your Contract Value. Subsequent transfer amounts to the FPAs typically range between 6% and 10% of your Contract Value. Concentrating Contract Value in Investment Options with higher volatility is likely to result in greater changes in Contract Value relative to the GPV or GAV. If those changes are negative, they will, in turn, result in higher amounts of and/or more frequent GPV or GAV Transfers to the FPAs. In addition, as the time remaining until application of the GPV or GAV True Up shortens, the frequency and amount of GPV or GAV Transfers to the FPAs will increase, particularly in poorly performing markets.

Transactions you make may also affect the number of GPV or GAV Transfers including:
o additional Purchase Payments,
o partial withdrawals, and
o Partial Annuitizations.

Additional Purchase Payments, withdrawals and Partial Annuitizations will change the Contract Value relative to the GPV or GAV, and may result in additional GPV or GAV Transfers.

When a GPV or GAV Transfer occurs, we allocate the transferred Contract Value to the available FPA. In general the Contract Value allocated to the FPA will remain in the FPA until the performance of your Investment Options recovers sufficiently to support the guarantees provided by the GPV or GAV Benefits. It can be expected that, in some instances, Contract Value will transfer out of the FPAs more slowly than it was transferred in, particularly as the time until the application of the GPV or GAV True Up shortens. As this time shortens:
o GPV or GAV Transfers to the FPAs become more likely, and
o Contract Value relative to the GPV or GAV must increase in order for GAV Transfers from the FPAs to occur.

After the second Contract Anniversary, it is possible that substantially all of your Contract Value (for example, more than 95%) will be in the FPAs, especially approaching a Contract Anniversary when we may need to True Up your Contract Value to equal the GPV or GAV. This can be true even if your Contract Value exceeds the GPV or GAV.

THE DAILY REBALANCING FORMULA UNDER THE MATHEMATICAL MODEL: As noted above, to limit our exposure under the GPV or GAV Benefit, we transfer Contract Value from the Investment Options to the FPAs, to the extent called for by a mathematical model that will not change during the life of your Contract. We do this in order to minimize the need to provide a True Up (for example, we will pay into your Contract an amount by which the Contract Value falls short of the GPV or GAV as of the Contract Anniversary date when that GPV or GAV becomes available), or to reduce the amount of any True Up that is required. (Generally, amounts allocated to the Investment Options have a greater potential for gain or loss than amounts allocated to the FPAs.) We will determine a GPV or GAV for each Contract Anniversary and we may need to provide a True Up to any GPV or GAV five or more Contract Years after it was established. When a True Up becomes more likely, including when your Contract Value is less than any GPV or GAV, the mathematical model will tend to allocate more Contract Value to the FPAs. If, on the other hand, the Contract Value is much higher than each of these GPVs or GAVs, then a True Up may not be necessary, and therefore, the mathematical model will tend to allocate more Contract Value to the Investment Options.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Each Business Day the mathematical model computes a "target allocation," which is the portion of the Contract Value that is to be allocated to the Investment Options.

The target allocation depends on several factors - the Owner's current Contract Value as compared to the Owner's GPV or GAV, the time until the GPV or GAV becomes available, and the rate credited to the FPAs. However, as time passes, these factors change. Therefore, the target allocation changes from one Business Day to the next.

The mathematical model could theoretically call for a daily reallocation of Contract Value so that the Owner's actual allocation between the Investment Options and FPAs always equals that Owner's target allocation. However, to avoid the constant reallocations that this approach would require, the model calls for a rebalancing only when the target allocation differs sufficiently from a "baseline allocation," which is the target allocation determined at issue or upon the most recent GPV or GAV Transfer.

In other words, at issue, the target and baseline allocations are the same; on each Business Day going forward the target allocation will change with the Contract's changing characteristics, while the baseline allocation will not change until the first GPV or GAV Transfer. When the target allocation to the Investment Options differs from the baseline allocation to the Investment Options by more than a specified margin, a GPV or GAV Transfer takes place that makes the Owner's actual allocation equal to the target allocation, and the mathematical model establishes a new baseline allocation to the Investment Options equal to the target allocation at the time of the transfer for use in future comparisons.

In practice, we find that for a newly-issued Contract, no GPV or GAV Transfer to the FPAs will occur until the target allocation to the Investment Options has fallen to about 60% of Contract Value. Therefore, the initial GPV or GAV Transfer will transfer enough Contract Value so that approximately 40% of the Contract Value will be in the FPAs after the GPV or GAV Transfer.

Once the first GAV Transfer has occurred, if the target allocation to the Investment Options rises above the baseline allocation by more than the specified margin, a GPV or GAV Transfer will transfer Contract Value from the FPAs to the Investment Options. If the target allocation to the Investment Options falls below the baseline allocation by more than the specified margin, the GPV or GAV Transfer will transfer Contract Value from the Investment Options to the FPAs. As with the initial GPV or GAV Transfer, a subsequent GPV or GAV Transfer results in the establishment of a new baseline allocation equal to the target allocation at the time of the transfer for use in future comparisons. In practice, we find that GPV or GAV Transfers after the first typically range between 6% and 10% of the Contract Value.

The specified margin is set on the Issue Date and cannot be changed for the life of a Contract.

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the target allocation on a daily basis.

WE WILL TRANSFER CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FPAS, AND FROM THE FPAS TO THE INVESTMENT OPTIONS, ACCORDING TO THE MATHEMATICAL MODEL IN ORDER TO SUPPORT THE LIVING GUARANTEES. YOU SHOULD VIEW THE GPV AND GAV BENEFITS AS A WAY TO PERMIT YOU TO INVEST IN THE INVESTMENT OPTIONS TO THE EXTENT PERMITTED BY THE MATHEMATICAL MODEL, WHILE STILL HAVING YOUR PRINCIPAL (AND SOME OF YOUR INVESTMENT GAINS) PROTECTED TO THE EXTENT PROVIDED BY THE GPV OR GAV BENEFITS. YOU SHOULD NOT VIEW THE GPV AND GAV BENEFITS AS A "MARKET TIMING" OR OTHER TYPE OF INVESTMENT PROGRAM DESIGNED TO ENHANCE YOUR EARNINGS UNDER THE CONTRACT. IF WE MAKE TRANSFERS FROM YOUR CHOSEN INVESTMENT OPTIONS TO THE FPAS DURING A MARKET DOWNTURN, LESS (OR POTENTIALLY NONE) OF YOUR CONTRACT VALUE WILL BE AVAILABLE TO PARTICIPATE IN ANY UPSIDE POTENTIAL OF THE INVESTMENT OPTIONS IF THERE IS A SUBSEQUENT RECOVERY. THIS MEANS THAT IF MOST OR ALL OF YOUR CONTRACT VALUE IS ALLOCATED TO THE FPAS, A SUBSEQUENT MARKET RECOVERY WILL BENEFIT ONLY THAT PORTION, IF ANY, OF YOUR CONTRACT VALUE WHICH REMAINS IN THE INVESTMENT OPTIONS. IF A RECOVERY IS SUSTAINED ENOUGH TO RESULT IN AMOUNTS BEING TRANSFERRED BACK FROM THE FPAS INTO YOUR SELECTED INVESTMENT OPTIONS, PROGRESSIVELY MORE OF YOUR CONTRACT VALUE MAY BE ABLE TO PARTICIPATE IN THE RECOVERY, BUT THE CONTRACT VALUE AS A WHOLE WILL ALWAYS RECOVER MORE SLOWLY THAN HAD IT BEEN MORE FULLY ALLOCATED TO THE INVESTMENT OPTIONS. THIS MAY POTENTIALLY PROVIDE LESS CONTRACT VALUE TO YOU THAN IF YOUR CONTRACT DID NOT INCLUDE THE LIVING GUARANTEES.

THE GPV AND GAV FIXED ACCOUNT MINIMUMS
The GPV and GAV Fixed Account Minimums are the amount we require to be kept in the FPAs to maintain the guarantee protection provided by the GPV or GAV Benefits. You can transfer amounts into or out of the FPAs subject to the GPV or GAV Fixed Account Minimums. You can only make a transfer from the FPAs that would reduce the amount in the FPAs below these minimums by resetting the GPV or GAV Benefits. If you allocate or transfer amounts to the


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

FPAs, the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GPV and GAV Benefits will be less. If you transfer amounts out of the FPAs (subject to the GPV and GAV Fixed Account Minimums), the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GPV and GAV Benefits will be greater.

RESETTING THE GPV AND GAV BENEFITS
FOR CONTRACTS ISSUED IN ALABAMA, PENNSYLVANIA, UTAH AND WASHINGTON: The reset feature is not available.

You may reset the operation of the GPV or GAV Benefits at any time, as long as the reset date is at least 90 days from any earlier reset date and the reset provision is available in your state. Upon a reset, we will transfer 100% of your Contract Value to the Investment Choices on the reset date according to your most recent allocation instructions unless you instruct us otherwise. If you reset the operation of the GPV or GAV Benefits, the first Contract Anniversary on which your Contract Value will be guaranteed under the GPV and GAV Benefits will be the Contract Anniversary occurring five years after the Contract Anniversary that occurs on or after the reset date. This means that we will not make a True Up to the Contract any time between the reset date and the sixth Contract Anniversary after the reset date (or the fifth Contract Anniversary if you reset on a Contract Anniversary). The GPV or GAV on the reset date is the greater of:
o the last GPV or GAV calculated before the reset date, plus any additional Purchase Payments received on or after the last GPV/GAV calculation, and minus any GPV/GAV adjusted partial withdrawals taken on or after that calculation, or
o your Contract Value.

If your Contract Value on the reset date is less than the GPV or GAV at that time, the GPV or GAV Transfers to the FPAs will occur more rapidly and at a larger amount than those for a new Contract with Purchase Payments equal to the Contract Value on the reset date. This occurs because the guarantee available to you on the reset date is larger than the guarantees available for a new Contract.

On the Contract Anniversary that occurs on or after the reset date, the GPV under the GPV Benefit is equal to the:
o the GPV established on the reset date,
o plus any additional Purchase Payments received on or after the reset date, and
o minus any GPV adjusted partial withdrawals taken on or after the reset date.

On the Contract Anniversary that occurs on or after the reset date, the new GAV under the GAV Benefit is equal to the greater of:
o the GAV established on the reset date, plus any additional Purchase
  Payments received on or after the reset date, and minus any GAV adjusted partial withdrawals taken on or after the reset date; or
o your Contract Value.

On each subsequent Contract Anniversary, the new GPV or GAV is calculated as previously described (see the "Calculating the GPV and GAV" discussion that appears earlier in this section).

OTHER INFORMATION ON THE GPV AND GAV BENEFITS
Once we pay a GPV or GAV True Up to your Contract Value as a result of the GPV and GAV Benefits, the True Ups become part of your Contract Value and are available for immediate withdrawal. Also, any True Ups will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. For tax purposes, your True Up will be treated as earnings under the Contract. However, if your Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the True Up as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is no different than when the Contract Value is less than your net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 7, Expenses - Withdrawal Charge.

The GPV or GAV Benefits will terminate upon the earliest of the following.
o The Income Date that you take a Full Annuitization, INCLUDING A REQUIRED
  FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o Contract termination.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

EXAMPLE OF THE TREATMENT OF A TRUE UP UPON FULL WITHDRAWAL
Assume you purchased a May 2007 Contract and selected the Living Guarantees with the GAV Benefit. You made only one initial Purchase Payment of $100,000. The initial GAV that will be available on the fifth Contract Anniversary is $100,000. On the fifth Contract Anniversary, if the Contract Value is $98,000, the GAV Benefit would provide a True Up of $2,000. Assume on the fifth anniversary that you request a full withdrawal of the entire Contract Value. For purposes of calculating the withdrawal charge we would first withdraw Purchase Payments that are beyond the withdrawal charge period, which would be the initial $100,000 payment. We need not go any further in the calculation of the withdrawal charge because you have now withdrawn the entire Withdrawal Charge Basis. In this example, when we applied the True Up to your Contract it was treated as earnings, however, for the purpose of calculating the withdrawal charge it was treated as a Purchase Payment.

7. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.


MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day, during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. WE ASSESS AN M&E CHARGE DURING THE ANNUITY PHASE ON ANY CONTRACT VALUE YOU APPLY TO VARIABLE ANNUITY PAYMENTS; THERE IS NO M&E CHARGE DURING THE ANNUITY PHASE ON ANY CONTRACT VALUE YOU APPLY TO FIXED ANNUITY PAYMENTS. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:


                                                                        M&E CHARGES
                                                               TRADITIONAL GMDB ENHANCED GMDB
No Living Guarantees or Living Guarantees with the GPV Benefit            1.65%         1.85%
Living Guarantees with the GAV Benefit                                    1.75%         1.95%

During the Annuity Phase, if you request variable Annuity Payments, the M&E charge is equal, on an annual basis, to 1.65%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death benefits, income benefits, withdrawal benefits and Living Guarantees under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE
We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. If there is an insufficient amount in the Investment Options, the charge is deducted first from the Investment Options, and any remaining amount is deducted from the FPAs. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $75,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.


WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within four complete years before the withdrawal for the May 2007 Contract, or three complete years before the withdrawal for the Original Contract. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay transfer fees or the contract maintenance charge, Annuity Payments, death benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)



The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), and less any withdrawal charges. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS OR THE DEDUCTION OF TRANSFER FEES OR THE CONTRACT MAINTENANCE CHARGE. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES, AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: withdrawals under the GWB, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information please see the examples in Appendix E.



NOTE REGARDING PARTIAL ANNUITIZATIONS: Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. This reduction also applies to the Withdrawal Charge Basis.


NOTE FOR CONTRACTS ISSUED IN WASHINGTON: We reduce the Withdrawal Charge Basis for penalty-free withdrawals and the partial withdrawal privilege is available upon a full withdrawal. In Washington the Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges).


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, on an Original Contract, Purchase Payments that we have had for three or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. We consider any True Ups we make to your Contract Value under the GPV or GAV Benefit to be earnings. However, if the Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) some or all of the True Up may, in effect, be treated as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. For more information see the example in section 6, Guaranteed Values Under the Living Guarantees - Other Information on the GPV and GAV Benefits.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                        MAY 2007 CONTRACT                                                 ORIGINAL CONTRACT
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  CHARGE  NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  CHARGE
                         PAYMENT                                                           PAYMENT
                            0                               8.5%                              0                                8%
                            1                               7.5%                              1                                7%
                            2                               5.5%                              2                                5%
                            3                               3.0%                       3 years or more                         0%
                     4 years or more                         0%

After we have had a Purchase Payment for four complete years (for the May 2007 Contract) or three complete years (for the Original Contract), there is no charge when you withdraw that Purchase Payment. However, withdrawals from the FPAs may be subject to an MVA.

We calculate the charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the Contract Value and we deduct it proportionately from the Investment Options. However, if there is not enough Contract Value in the Investment Options, we will deduct the remaining amount of the charge proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

EXAMPLE: You purchased a May 2007 Contract with the Living Guarantees. You made an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. There is no MVA at the time of the withdrawal. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 5.5% withdrawal charge, and you will receive $28,350. We determine this amount as follows:

  (AMOUNT WITHDRAWN) X (1 - WITHDRAWAL CHARGE) = THE AMOUNT YOU RECEIVE, OR:
$30,000 x 0.945 = $28,350.

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $38,350 ($10,000 under the partial withdrawal privilege and $28,350 from the first Purchase Payment), so we would need to deduct $13,650 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 7.5% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

  (THE AMOUNT YOU RECEIVE) {divide} (1 - WITHDRAWAL CHARGE) = AMOUNT WITHDRAWN,
  OR:
$13,650 {divide} 0.925 = $14,757


4)CONTRACT EARNINGS. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $54,757 from your Contract, of which you received $52,000 and paid total withdrawal charges of $2,757.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may have reduced or eliminated the amount of the withdrawal charge when the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.


TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The deduction of the transfer fee will decrease your Contract Value on a dollar for dollar basis, but it will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. Transfers from a FPA may be subject to an MVA, which may increase or decrease the value of your Contract and/or the amount transferred. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is a GPV or GAV Transfer or is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

We may have issued the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we made this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we made this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must have made representations to us that the plan was qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Annuity Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

9. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal (including GWB withdrawals);
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o adjusted for any applicable MVA,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.


See the Fee Tables and section 7, Expenses for a discussion of the charges.

There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.


We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis,* but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: withdrawals under the GWB, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 7, Expenses - Withdrawal Charge and the examples in Appendix E.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for penalty-free withdrawals.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.


PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as a required minimum distribution (RMD) payment in the same Contract Year, and before any MVA. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply to amounts withdrawn from a FPA. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE.



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.*

* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under the partial withdrawal privilege and the partial withdrawal privilege is available upon a full withdrawal.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

GUARANTEED WITHDRAWAL BENEFIT (GWB)
Contracts with Living Guarantees will include the GWB. The Living Guarantees were only available at Contract issue. THE LIVING GUARANTEES CANNOT BE ADDED OR CHANGED FOR AN EXISTING CONTRACT AFTER IT IS ISSUED, OR REMOVED FROM YOUR CONTRACT. There is no additional charge for the GWB. However, we monitor your Contract Value daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. This benefit provides guaranteed income through partial withdrawals regardless of your Contract Value beginning on the second Contract Anniversary. THE GWB IS NOT AVAILABLE BEFORE THE SECOND CONTRACT ANNIVERSARY.

The GWB value is equal to total Purchase Payments less GWB adjusted partial withdrawals. The maximum amount available for GWB withdrawals each Contract Year is the lesser of:
o 10% of your total Purchase Payments before any MVA (the partial withdrawal privilege amount), or
o the remaining GWB value.

We will not deduct a withdrawal charge from amounts withdrawn under the GWB, but an MVA may apply to amounts withdrawn from a FPA. Amounts withdrawn under the GWB will not reduce the Withdrawal Charge Basis,* but withdrawals in excess of the maximum amount available annually under the GWB will be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis. Amounts withdrawn under the GWB will count against the partial withdrawal privilege. Any unused GWB withdrawal amount in one Contract Year does not carry over to the next Contract Year. GWB withdrawals will be treated as withdrawals for tax purposes and if any Owner is younger than age 59 1/2, the GWB withdrawal may also be subject to a 10% federal penalty tax.

* For Contracts issued in Washington, amounts withdrawn under the GWB will reduce the Withdrawal Charge Basis.

WITHDRAWALS AND PARTIAL ANNUITIZATIONS YOU TAKE IN EXCESS OF THE MAXIMUM ALLOWABLE GWB WITHDRAWAL IN A CONTRACT YEAR MAY REDUCE THE GWB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the remaining GWB value, the GWB value may be reduced by more than the amount withdrawn or annuitized.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

For each withdrawal* or Partial Annuitization taken before the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: PW X GWBV.

For each withdrawal* or Partial Annuitization taken on or after the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: GWBA + (RPWA X GWBV).

* Includes any amounts paid as part of a required minimum distribution.

  PW    =  The amount of Contract Value (before any MVA) applied to a Partial
           Annuitization or withdrawn (including any applicable withdrawal charge).
  GWBA = The amount of the partial withdrawal* (before any MVA) that, together with any previous partial withdrawals* taken during the Contract Year, does not exceed the maximum allowable GWB withdrawal for the Contract Year. However, if you take a Partial Annuitization the entire amount of any Contract Value (before any MVA) applied to the Partial Annuitization will be included in the RPWA portion of this formula.
  *  Includes GWB withdrawals.

  RPWA  =  The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.
  GWBV  =  The greater of one, or the ratio of (a) divided by (b) where:
           (a)=The remaining GWB value on the day of (but before) the Partial Annuitization or partial withdrawal.
           (b)=The Contract Value on the day of (but before) the Partial Annuitization or partial withdrawal adjusted for any applicable MVA.
You can continue to take GWB withdrawals until you have withdrawn all of the GWB value. This means that under the GWB, if you have no remaining Contract Value, your Contract will continue until you have withdrawn all the Purchase Payments less GWB adjusted partial withdrawals.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Withdrawal Benefit will no longer be available to you.

The GWB will terminate upon the earliest of the following.
o Contract termination.
o The Income Date that you take a Full Annuitization, INCLUDING A REQUIRED
  FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The GWB value is zero.
o The death of the Owner (unless the spouse continues the Contract as the new Owner).

GWB ADJUSTED PARTIAL WITHDRAWAL EXAMPLE
o You purchased a May 2007 Contract and selected the Living Guarantees with the GAV Benefit. You made only one initial Purchase Payment of $100,000.
o The GWB value at issue is equal to the total Purchase Payments less GWB adjusted partial withdrawals, which is $100,000.
o The maximum amount you can withdraw under the GWB after the second
  Contract Anniversary is 10% of the total Purchase Payments before any MVA, which is 0.10 x $100,000 = $10,000.
o During the third Contract Year you take a partial withdraw of $11,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $95,000. There is no MVA on the partial withdrawal.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

  We calculate the GWB adjusted partial withdrawal as:  GWBA + (RPWA x
     GWBV), where:
     GWBA  = The amount of the partial withdrawal that does not exceed
           th...........................................e maximum allowable
GWB withdrawal for the Contract Year ................................$10,000
     RPWA  =The remaining amount of the partial withdrawal (including any
           w............................................ithdrawal charge) =
$11,000 - $10,000 = ...............................................+ ($1,000
     GWBV  =The greater of one, or the ratio of (a) divided by (b),
           w.................................................here:
(a) The remaining GWB value on the day of (but before) the partial withdrawal ....................................$100,000
(b) The Contract Value on the day of (but before) the partial withdrawal
           / $95,000..............................................
       1.052632
           GWBV..................................................x 1.052632)
     GWB adjusted partial withdrawal.................................$11,053

  After this partial withdrawal, the remaining GWB value is $100,000 -
     $11,053 = ......................................................$88,947
o During the fourth Contract Year you take another partial withdrawal of $12,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $92,500. There is no MVA on the partial withdrawal.
  We calculate the GWB adjusted partial withdrawal as:  GWBA + (RPWA x
     GWBV), where:
     GWBA  = The amount of the partial withdrawal that does not exceed
           th...........................................e maximum allowable
GWB withdrawal for the Contract Year ................................$10,000
     RPWA  =The remaining amount of the partial withdrawal (including any
           w............................................ithdrawal charge) =
$12,000 - $10,000 =................................................+ ($2,000
     GWBV  =The greater of one, or the ratio of (a) divided by (b),
           w.................................................here:
(a) The remaining GWB value on the day of (but before) the partial withdrawal .....................................$88,947
(b) The Contract Value on the day of (but before) the partial withdrawal
           / $92,500..............................................
       0.961589
           GWBV...................................................x       1)
     GWB adjusted partial withdrawal.................................$12,000

  After this partial withdrawal, the remaining GWB value is $88,947 -
     $12,000 = ......................................................$76,947
SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.


All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day.


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. Required minimum distribution (RMD) payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.* However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If your Contract includes Living Guarantees, RMD payments will also count against the maximum amount available for GWB withdrawals. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, these withdrawals will be subject to any applicable withdrawal charge. RMD payments will reduce your GPV, GAV, GWB value, GMDB value, GMIB value, MAV (if applicable) and amounts available under your partial withdrawal privilege.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for RMD payments.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

10.ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

11.DEATH BENEFIT
At Contract issue, you were asked to select one of two death benefit options. If you did not make a selection, you received the Traditional GMDB. The Enhanced GMDB carries an additional M&E charge, and does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.


We will process the death benefit based on the Accumulation Unit values next determined after receipt in Good Order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1, 2 or 3.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.
3.The Enhanced GMDB value, which is the Maximum Anniversary Value (MAV). We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

MAXIMUM ANNIVERSARY VALUE (MAV)

We only calculate the MAV until the date of any Owner's death.

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o reduced for each GMDB adjusted partial withdrawal taken that day.

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA
For each withdrawal or Partial Annuitization taken, a GMDB adjusted partial withdrawal is equal to: (A) X (B)

  (A) =The amount of Contract Value (before any MVA) applied to a Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  (B) =The greater of one, or the ratio of (c) divided by (d) where:
       (c)= The death benefit on the day of (but before) the Partial Annuitization or partial withdrawal.
       (d)= The Contract Value on the day of (but before) the Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.
ANY WITHDRAWALS OR PARTIAL ANNUITIZATIONS YOU TAKE IN A CONTRACT YEAR MAY REDUCE THE GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the death benefit, we will deduct more than the amount withdrawn or annuitized from the GMDB value.

Please see Appendix D for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.[(1)] For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint
  Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.[(1)] For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


(1)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary[(1)] a death benefit, and a new Annuitant cannot be named. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary[(1)] a death benefit. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.[(2)] If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase
  - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
(2)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $75,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $75,000.

Any portion of the death benefit not applied to an Annuity Option within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

12.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 5.50% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 5.50% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

FPA  =   FIXED PERIOD ACCOUNT              GWB =   GUARANTEED WITHDRAWAL BENEFIT
GAV  =   GUARANTEED ACCOUNT VALUE          MAV =   MAXIMUM ANNIVERSARY VALUE
GPV  =   GUARANTEED PRINCIPAL VALUE        MVA =   MARKET VALUE ADJUSTMENT
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT

ACCOUNT PERIOD - the length of time for a Fixed Period Account. Account Periods range from one to ten years.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

FIXED ACCOUNT VALUE - the portion of your Contract Value that is in our general account during the Accumulation Phase.


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

FPAS (FIXED PERIOD ACCOUNTS) - a type of Investment Choice under our general account that earns interest and is only available during the Accumulation Phase. FPAs have Account Periods of anywhere from one to ten years and only one FPA is available for Purchase Payments or transfers in each Contract Year. You can only allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. However, in some states the FPAs may only be available for GPV and GAV Transfers we make if your Contract includes the Living Guarantees. In addition, if your Contract includes the Living Guarantees, we may transfer more than 50% of the total Purchase Payments received to the FPAs beginning on the second Contract Anniversary. Withdrawals/transfers out of an FPA may be subject to a Market Value Adjustment, which may increase or decrease your Contract Value and/or the amount of the withdrawal/transfer.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments (other than Annuity Payments) will stop, and the death benefit will terminate. In addition, if your Contract includes the Living Guarantees, the FPAs and the Guaranteed Withdrawal Benefit will no longer be available to you and you will no longer receive any True Ups.


GOOD ORDER - a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes provision of information on the correct form, with any required certifications or guarantees, sent to or received by the correct mailing address. If you have questions about the information we require, please contact the Service Center.


GAV (GUARANTEED ACCOUNT VALUE) BENEFIT - an optional benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract as well as locking in investment gains from prior anniversaries.

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you were asked to select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values.

GPV (GUARANTEED PRINCIPAL VALUE) BENEFIT - an optional benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract.

GPV AND GAV FIXED ACCOUNT MINIMUMS - if your Contract includes the Living Guarantees, this is the minimum amount of Contract Value that we determine must be allocated to an FPA to support the GPV or GAV Benefits.

GPV AND GAV TRANSFERS - if your Contract includes the Living Guarantees, these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily Contract Value in order to support the GPV and GAV Benefits.

GWB (GUARANTEED WITHDRAWAL BENEFIT) - a benefit under the Living Guarantees that provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIVING GUARANTEES - an optional benefit package that includes either the GPV or GAV Benefit and the GWB. These benefits were not available individually. THE LIVING GUARANTEES CANNOT BE ADDED OR CHANGED FOR AN EXISTING CONTRACT AFTER IT IS ISSUED, OR REMOVED FROM YOUR CONTRACT. There are no additional fees or charges for the Living Guarantees with the GPV Benefit. However, there is an additional M&E charge for the guarantees provided by the GAV Benefit.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMDB value.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

MAY 2007 CONTRACT - this Contract replaced the Original Contract in most states. The primary difference between the May 2007 and Original Contracts is that the May 2007 Contract has a four-year withdrawal charge schedule. Unless specifically indicated otherwise, all prospectus language applies equally to both Original and May 2007 Contracts.

MVA (MARKET VALUE ADJUSTMENT) - a positive or negative adjustment to amounts withdrawn or transferred from an FPA unless they are made within 30 days of the end of an Account Period.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

ORIGINAL CONTRACT - this Contract first became available on April 29, 2005 and was replaced in most states by the May 2007 Contract. The primary difference between the Original and May 2007 Contracts is that the Original Contract has a three-year withdrawal charge schedule. Unless specifically indicated otherwise, all prospectus language applies equally to both Original and May 2007 Contracts.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner was designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Qualified Contracts may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SEPARATE ACCOUNT VALUE - the portion of your Contract Value that is in the subaccounts of the Separate Account during the Accumulation Phase. We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

TRUE UP - an amount we may pay into your Contract under the GAV/GPV Benefits. On the fifth and subsequent Contract Anniversaries, we will compare your Contract Value to the GPV/GAV established five years ago, adjusted for any partial withdrawals taken in the last five Contract Years. If your Contract Value on these occasions is less than this amount, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to this payment as a True Up.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............6
GUARANTEED PRINCIPAL VALUE (GPV) AND
GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS7
ANNUITY PROVISIONS...............14
  Annuity Units/Calculating Annuity Payments14
MORTALITY AND EXPENSE RISK GUARANTEE14
FINANCIAL STATEMENTS.............14
APPENDIX - CONDENSED FINANCIAL INFORMATION15


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

15.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.


Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
                                                               M40018 (R-3/2009)



The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT  MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED     TOTAL ANNUAL OPERATING       AMOUNT OF       TOTAL ANNUAL OPERATING
OPTION         FEES     12B-1    FEES   EXPENSES FUND FEES  EXPENSES BEFORE CONTRACTUAL   CONTRACTUAL    EXPENSES AFTER CONTRACTUAL
                        FEES*                       AND       FEE WAIVERS OR EXPENSE      FEE WAIVERS      FEE WAIVERS OR EXPENSE
                                                 EXPENSES         REIMBURSEMENTS              AND              REIMBURSEMENTS
                                                                                         REIMBURSEMENTS
AIM
AZL AIM             .90    .25        -      .22         -                          1.37              -                         1.37
International
Equity
Fund[(1)]
BLACKROCK
AZL                 .80    .25        -      .15         -                          1.20              -                         1.20
BlackRock
Capital
Appreciation
Fund[(1)]
AZL                 .35    .25        -      .10         -                           .70              -                          .70
International
Index
Fund[(1),(13)]
AZL Money           .35    .25        -      .09         -                           .69              -                          .69
Market
Fund[(1)]
AZL S&P 500         .17      -        -      .23         -                           .40            .14                          .26
Index Fund
- Class
1[(1),(7),(8)]
AZL S&P 500         .17    .25        -      .23         -                           .65            .14                          .51
Index Fund
- Class
2[(1),(7)]
AZL Small           .26    .25        -      .26         -                           .77            .17                          .60
Cap Stock
Index Fund
- Class
2[(1)]
BlackRock           .65    .25        -      .13         -                          1.03              -                         1.03
Global
Allocation
V.I. Fund -
Class 3
COLUMBIA
AZL                 .75    .25        -      .13         -                          1.13              -                         1.13
Columbia
Mid Cap
Value
Fund[(1)]
AZL                 .90      -        -      .32         -                          1.22            .12                         1.10
Columbia
Small Cap
Value Fund
- Class
1[(1),(7),(8)]
AZL                 .90    .25        -      .34         -                          1.49            .12                         1.37
Columbia
Small Cap
Value Fund
- Class
2[(1),(7)]
DAVIS
AZL Davis           .75      -        -      .10         -                           .85              -                          .85
NY Venture
Fund -
Class
1[(1),(7),(8)]
AZL Davis           .75    .25        -      .12         -                          1.12              -                         1.12
NY Venture
Fund -
Class
2[(1),(7)]
Davis VA            .75      -        -      .13         -                           .88              -                          .88
Financial
Portfolio[(6)]
DREYFUS
AZL Dreyfus         .77    .25        -      .08         -                          1.10              -                         1.10
Equity
Growth
Fund[(1)]
EATON
VANCE
AZL Eaton           .73    .25        -      .09         -                          1.07              -                         1.07
Vance Large
Cap Value
Fund[(1)]
FRANKLIN
TEMPLETON
AZL                 .75    .25        -      .12         -                          1.12              -                         1.12
Franklin
Small Cap
Value
Fund[(1)]
Franklin            .80    .25        -      .30         -                          1.35            .32                         1.03
Global Real
Estate
Securities
Fund -
Class
2[(4)]
Franklin            .50    .25        -      .05         -                           .80              -                          .80
Growth and
Income
Securities
Fund -
Class 2[(3)
]
Franklin            .57    .25        -      .09         -                           .91              -                          .91
High Income
Securites
Fund -
Class
2[(3)]
Franklin            .45    .25        -      .02         -                           .72              -                          .72
Income
Securities
Fund -
Class
2[(3)]
Franklin            .73    .25        -      .04         -                          1.02              -                         1.02
Large Cap
Growth
Securities
Fund -
Class
2[(3)]
Franklin            .60    .25        -      .02       .01                           .88            .01                          .87
Rising
Dividends
Securities
Fund -
Class
2[(3),(5)]



      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

INVESTMENT       MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
OPTION              FEES     12B-1    FEES   EXPENSES FUND FEES      EXPENSES BEFORE        CONTRACTUAL        EXPENSES AFTER
                             FEES*                       AND    CONTRACTUAL FEE WAIVERS OR  FEE WAIVERS    CONTRACTUAL FEE WAIVERS
                                                      EXPENSES    EXPENSE REIMBURSEMENTS        AND       OR EXPENSE REIMBURSEMENTS
                                                                                           REIMBURSEMENTS
Franklin Small-          .50    .25        -      .28       .02                       1.05            .02                      1.03
Mid Cap Growth
Securities Fund
- Class 2[(5)]
Franklin                 .00    .25        -      .13       .65                       1.03            .03                      1.00
Templeton VIP
Founding Funds
Allocation Fund
- Class 2[(9)]
Franklin U.S.            .49    .25        -      .04         -                        .78              -                       .78
Government Fund
- Class 2[(3)]
Franklin Zero            .60      -        -      .08         -                        .68              -                       .68
Coupon Fund 2010
- Class 1[(3)]
Mutual Global            .80    .25        -      .18         -                       1.23              -                      1.23
Discovery
Securities Fund
- Class 2
Mutual Shares            .60    .25        -      .13         -                        .98              -                       .98
Securities Fund
- Class 2
Templeton                .64    .25        -      .15       .02                       1.06            .02                      1.04
Foreign
Securities Fund
- Class 2[(5)]
Templeton Global         .47    .25        -      .11         -                        .83              -                       .83
Bond Securities
Fund - Class
2[(3)]
Templeton Growth         .74    .25        -      .04         -                       1.03              -                      1.03
Securities Fund
- Class 2[(3)]
J.P. MORGAN
AZL JPMorgan             .80      -        -      .23         -                       1.03            .08                       .95
U.S. Equity Fund
- Class
1[(1),(7),(8)]
AZL JPMorgan             .80    .25        -      .25         -                       1.30            .08                      1.22
U.S. Equity Fund
- Class
2[(1),(7)]
MFS
AZL MFS                  .75    .25        -      .11         -                       1.11              -                      1.11
Investors Trust
Fund[(1)]
OPPENHEIMER
CAPITAL
AZL OCC                  .85    .25        -      .15         -                       1.25              -                      1.25
Opportunity
Fund[(1)]
OpCap Mid Cap            .80      -        -      .18         -                        .98              -                       .98
Portfolio[(10)]
OPPENHEIMER
FUNDS
Oppenheimer High         .74      -        -      .06         -                        .80              -                       .80
Income Fund/VA -
Non Service
Class[ (6)]
PIMCO
PIMCO VIT All           .425      -      .15        -       .76                      1.335            .02                     1.315
Asset Portfolio
- Admin.
Class[(6),(11),(12)]
PIMCO VIT                .74      -      .15      .17       .09                       1.15            .09                      1.06
CommodityRealReturn
Strategy
Portfolio -
Admin.
Class[(2),(6),(12)]
PIMCO VIT                .85      -      .15      .13         -                       1.13              -                      1.13
Emerging Markets
Bond Portfolio -
Admin.
Class[(6)]
PIMCO VIT Global         .75      -      .15      .07         -                        .97              -                       .97
Bond Portfolio
(Unhedged) -
Admin.
Class[(6)]
PIMCO VIT High           .60      -      .15        -         -                        .75              -                       .75
Yield Portfolio
- Admin.
Class[(6)]
PIMCO VIT Real           .50      -      .15      .06         -                        .71              -                       .71
Return Portfolio
- Admin.
Class[(6)]
PIMCO VIT Total          .50      -      .15      .23         -                        .88              -                       .88
Return Portfolio
- Admin.
Class[(6)]
PRUDENTIAL
SP International         .85    .25        -      .29         -                       1.39              -                      1.39
Growth Portfolio
- Class 2[(6)]
SP Strategic             .90    .25        -      .48         -                       1.63              -                      1.63
Partners Focused
Growth Portfolio
- Class 2[(6)]
SCHRODER
AZL Schroder            1.23    .25        -      .47         -                       1.95            .28                      1.67
Emerging Markets
Equity Fund[(1)]
TURNER
AZL Turner               .85    .25        -      .16         -                       1.26              -                      1.26
Quantitative
Small Cap Growth
Fund[(1)]



      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

INVESTMENT  MANAGEMENT  RULE  SERVICE FEES OTHER EXPENSES ACQUIRED   TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
OPTION        FEES    12B-1                              FUND FEES      EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                      FEES*                                 AND     CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                         EXPENSES  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                             REIMBURSEMENTS      REIMBURSEMENTS
VAN KAMPEN
AZL Van Kampen    .75    .25            -            .13         -                      1.13              -                     1.13
Equity and Income
Fund[(1)]
AZL Van Kampen    .90    .25            -            .28         -                      1.43            .07                     1.36
Global Real
Estate Fund[(1)]
AZL Van Kampen    .76    .25            -            .11         -                      1.12              -                     1.12
Growth and Income
Fund[(1)]
AZL Van Kampen    .95    .25            -            .15         -                      1.35              -                     1.35
International
Equity Fund[(1)]
AZL Van Kampen    .80    .25            -            .10         -                      1.15              -                     1.15
Mid Cap Growth
Fund[(1)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote
  (7).

(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses to the amount listed above in the far right column, after waivers and reimbursements, through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZIM for management fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZIM in this manner applies only to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.


(13)The Investment Option commenced operations under this Contract in 2009. Therefore, the expenses shown are estimated for the current calendar year.


This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT    MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND TOTAL ANNUAL OPERATING   AMOUNT OF        TOTAL ANNUAL
OPTION                        12B-1                         FEES AND       EXPENSES BEFORE      CONTRACTUAL    OPERATING EXPENSES
                              FEES*                       EXPENSES[(2)]    CONTRACTUAL FEE      FEE WAIVERS   AFTER CONTRACTUAL FEE
                                                                          WAIVERS OR EXPENSE        AND        WAIVERS OR EXPENSE
                                                                            REIMBURSEMENTS     REIMBURSEMENTS    REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion          .20         -         .05        .25           1.25                   1.50       -                         1.50
Balanced
Fund[(1),(3)]
AZL Fusion          .20         -         .04        .24           1.36                   1.60       -                         1.60
Growth
Fund[(1),(3)]
AZL Fusion          .20         -         .05        .25           1.29                   1.54       -                         1.54
Moderate
Fund[(1),(3)]
AZL Balanced        .05         -         .15        .20            .63                    .83       -                          .83
Index
Strategy
Fund[(1),(4)]
AZL Moderate        .05         -         .15        .20            .61                    .81       -                          .81
Index
Strategy
Fund[(1),(4)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses from exceeding 0.30% for the three Fusion Funds, and 0.20% for the AZL Balanced Index Strategy Fund and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZIM for fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZIM may request and receive reimbursement of fees waived or limited and other reimbursements made by AZIM. The Investment Option's ability to reimburse AZIM in this manner only applies to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.


(4)The Investment Option commenced operations under this Contract in 2009. Therefore the expenses shown are estimated for the current calendar year.



      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract described by this prospectus is listed in the tables below. You can find AUV information corresponding to additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                                                          M&E CHARGES
Allianz High Five L with the Traditional GMDB and No Living Guarantees or Living Guarantees with the GPV Benefit
                                                                                                                    1.65%
Allianz High Five L with the Enhanced GMDB and Living Guarantees with the GAV Benefit
                                                                                                                    1.95%


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Balanced Index Strategy Fund; AZL International Index Fund; and
AZL Moderate Index Strategy Fund.


(Number of Accumulation Units in thousands)


                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL AIM International Equity Fund
1.65%
 12/31/2005    N/A 13.877       27
 12/31/2006 13.877 17.342      122
 12/31/2007 17.342 19.551      145
 12/31/2008 19.551 11.248       52
1.95%
 12/31/2005    N/A 13.725       16
 12/31/2006 13.725 17.101      106
 12/31/2007 17.101 19.221      144
 12/31/2008 19.221 11.025       64
AZL BlackRock Capital Appreciation Fund
1.65%
 12/31/2005    N/A 11.947       26
 12/31/2006 11.947 11.937       70
 12/31/2007 11.937 13.023       86
 12/31/2008 13.023  8.150       49
1.95%
 12/31/2005    N/A 11.923       38
 12/31/2006 11.923 11.877       57
 12/31/2007 11.877 12.918       54
 12/31/2008 12.918  8.061       29
AZL Columbia Mid Cap Value Fund
1.65%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.060       24
 12/31/2007 10.060 10.276       52
 12/31/2008 10.276  4.836       22

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
1.95%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.040       12
 12/31/2007 10.040 10.224       58
 12/31/2008 10.224  4.798       43
AZL Columbia Small Cap Value Fund
1.65%
 12/31/2005    N/A 12.243       26
 12/31/2006 12.243 13.657       69
 12/31/2007 13.657 12.326      113
 12/31/2008 12.326  8.233       51
1.95%
 12/31/2005    N/A 12.182        8
 12/31/2006 12.182 13.548       46
 12/31/2007 13.548 12.191       44
 12/31/2008 12.191  8.119       13
AZL Davis NY Venture Fund
1.65%
 12/31/2005    N/A 11.629      116
 12/31/2006 11.629 13.030      333
 12/31/2007 13.030 13.347      450
 12/31/2008 13.347  7.811      198
1.95%
 12/31/2005    N/A 11.484       91
 12/31/2006 11.484 12.830      202
 12/31/2007 12.830 13.103      270
 12/31/2008 13.103  7.645      155



      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Dreyfus Equity Growth Fund
1.65%
 12/31/2005    N/A  9.552       13
 12/31/2006  9.552 10.611       47
 12/31/2007 10.611 11.350      264
 12/31/2008 11.350  6.516      100
1.95%
 12/31/2005    N/A  9.433        6
 12/31/2006  9.433 10.448       28
 12/31/2007 10.448 11.142      126
 12/31/2008 11.142  6.377       81
AZL Eaton Vance Large Cap Value Fund
1.65%
 12/31/2005    N/A 11.122      128
 12/31/2006 11.122 12.665      190
 12/31/2007 12.665 12.181      288
 12/31/2008 12.181  7.646      106
1.95%
 12/31/2005    N/A 10.968       73
 12/31/2006 10.968 12.452      165
 12/31/2007 12.452 11.939      306
 12/31/2008 11.939  7.472      157
AZL Franklin Small Cap Value Fund
1.65%
 12/31/2005    N/A 16.185       52
 12/31/2006 16.185 18.375      151
 12/31/2007 18.375 17.282      238
 12/31/2008 17.282 11.265       99
1.95%
 12/31/2005    N/A 16.056       48
 12/31/2006 16.056 18.173      119
 12/31/2007 18.173 17.042      136
 12/31/2008 17.042 11.075       55
AZL Fusion Balanced Fund
1.65%
 12/31/2005    N/A 10.612      273
 12/31/2006 10.612 11.429      561
 12/31/2007 11.429 12.041     1042
 12/31/2008 12.041  8.593      504
1.95%
 12/31/2005    N/A 10.590      230
 12/31/2006 10.590 11.372      338
 12/31/2007 11.372 11.944      500
 12/31/2008 11.944  8.499      381
AZL Fusion Growth Fund
1.65%
 12/31/2005    N/A 11.087      355
 12/31/2006 11.087 12.237     1009
 12/31/2007 12.237 12.728     1867
 12/31/2008 12.728  7.644      907
1.95%
 12/31/2005    N/A 11.064      417
 12/31/2006 11.064 12.175     1017
 12/31/2007 12.175 12.626     1485
 12/31/2008 12.626  7.560      637

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Fusion Moderate Fund
1.65%
 12/31/2005    N/A 10.790      559
 12/31/2006 10.790 11.751     1200
 12/31/2007 11.751 12.313     1935
 12/31/2008 12.313  8.144      706
1.95%
 12/31/2005    N/A 10.768      529
 12/31/2006 10.768 11.692      997
 12/31/2007 11.692 12.215     1614
 12/31/2008 12.215  8.055      606
AZL JPMorgan U.S. Equity Fund
1.65%
 12/31/2005    N/A 11.141       14
 12/31/2006 11.141 12.559       41
 12/31/2007 12.559 12.821       59
 12/31/2008 12.821  7.733       39
1.95%
 12/31/2005    N/A 11.086       20
 12/31/2006 11.086 12.459       46
 12/31/2007 12.459 12.681       51
 12/31/2008 12.681  7.625       20
AZL MFS Investors Trust Fund
1.65%
 12/31/2005    N/A 12.225       61
 12/31/2006 12.225 13.563      132
 12/31/2007 13.563 14.772      181
 12/31/2008 14.772  8.702       97
1.95%
 12/31/2005    N/A 12.201       54
 12/31/2006 12.201 13.496      149
 12/31/2007 13.496 14.654      175
 12/31/2008 14.654  8.607       77
AZL Money Market Fund
1.65%
 12/31/2005    N/A 10.299      182
 12/31/2006 10.299 10.581      572
 12/31/2007 10.581 10.907     1505
 12/31/2008 10.907 10.990     1315
1.95%
 12/31/2005    N/A 10.118      116
 12/31/2006 10.118 10.364      384
 12/31/2007 10.364 10.651      570
 12/31/2008 10.651 10.700      486
AZL OCC Opportunity Fund
1.65%
 12/31/2005    N/A 13.971        3
 12/31/2006 13.971 15.348       22
 12/31/2007 15.348 16.437       45
 12/31/2008 16.437  8.544       33
1.95%
 12/31/2005    N/A 13.818       11
 12/31/2006 13.818 15.134       27
 12/31/2007 15.134 16.159       46
 12/31/2008 16.159  8.374       15



      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL S&P 500 Index Fund
1.65%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.865      142
 12/31/2008  9.865  6.053      187
1.95%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.846       17
 12/31/2008  9.846  6.023       42
AZL Schroder Emerging Markets Equity Fund
1.65%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.454       69
 12/31/2007 10.454 13.399      162
 12/31/2008 13.399  6.341      109
1.95%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.433       31
 12/31/2007 10.433 13.332      117
 12/31/2008 13.332  6.290       74
AZL Small Cap Stock Index Fund
1.65%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.314       17
 12/31/2008  9.314  6.326       79
1.95%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.295        6
 12/31/2008  9.295  6.294       52
AZL Turner Quantitative Small Cap Growth Fund
1.65%
 12/31/2005    N/A 11.106       24
 12/31/2006 11.106 12.161       51
 12/31/2007 12.161 12.687       48
 12/31/2008 12.687  7.069       20
1.95%
 12/31/2005    N/A 11.084       25
 12/31/2006 11.084 12.100       61
 12/31/2007 12.100 12.585       46
 12/31/2008 12.585  6.992       23
AZL Van Kampen Equity and Income Fund
1.65%
 12/31/2005    N/A 11.332       28
 12/31/2006 11.332 12.543      127
 12/31/2007 12.543 12.715      265
 12/31/2008 12.715  9.515      116
1.95%
 12/31/2005    N/A 11.276       75
 12/31/2006 11.276 12.443      181
 12/31/2007 12.443 12.575      335
 12/31/2008 12.575  9.382      186

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Van Kampen Global Real Estate Fund
1.65%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.032       74
 12/31/2007 12.032 10.806      167
 12/31/2008 10.806  5.758       80
1.95%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.007       77
 12/31/2007 12.007 10.752      127
 12/31/2008 10.752  5.711       74
AZL Van Kampen Growth and Income Fund
1.65%
 12/31/2005    N/A 12.212       37
 12/31/2006 12.212 13.922      107
 12/31/2007 13.922 14.055      147
 12/31/2008 14.055  9.282      122
1.95%
 12/31/2005    N/A 12.042       43
 12/31/2006 12.042 13.687      134
 12/31/2007 13.687 13.776      182
 12/31/2008 13.776  9.071      104
AZL Van Kampen International Equity Fund
1.65%
 12/31/2005    N/A 14.852       44
 12/31/2006 14.852 17.715      129
 12/31/2007 17.715 19.135      234
 12/31/2008 19.135 13.445       87
1.95%
 12/31/2005    N/A 14.734       67
 12/31/2006 14.734 17.521      195
 12/31/2007 17.521 18.868      262
 12/31/2008 18.868 13.218      138
AZL Van Kampen Mid Cap Growth Fund
1.65%
 12/31/2005    N/A 12.335       37
 12/31/2006 12.335 13.251      115
 12/31/2007 13.251 15.925      261
 12/31/2008 15.925  8.064       99
1.95%
 12/31/2005    N/A 12.163       39
 12/31/2006 12.163 13.028      152
 12/31/2007 13.028 15.609      267
 12/31/2008 15.609  7.880      132


BlackRock Global Allocation V.I. Fund
1.65%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.906      132
1.95%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.890      176


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                       75
                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Davis VA Financial Portfolio
1.65%
 12/31/2005    N/A 14.409       18
 12/31/2006 14.409 16.797       45
 12/31/2007 16.797 15.522       87
 12/31/2008 15.522  8.189       61
1.95%
 12/31/2005    N/A 14.156       21
 12/31/2006 14.156 16.452       52
 12/31/2007 16.452 15.157       38
 12/31/2008 15.157  7.972       43
Franklin Global Real Estate Securities Fund
1.65%
 12/31/2005    N/A 55.341       18
 12/31/2006 55.341 65.643       26
 12/31/2007 65.643 51.094       21
 12/31/2008 51.094 28.951        4
1.95%
 12/31/2005    N/A 52.624       24
 12/31/2006 52.624 62.235       39
 12/31/2007 62.235 48.295       26
 12/31/2008 48.295 27.283        5
Franklin Growth and Income Securities Fund
1.65%
 12/31/2005    N/A 33.716       19
 12/31/2006 33.716 38.723       36
 12/31/2007 38.723 36.674       38
 12/31/2008 36.674 23.395        9
1.95%
 12/31/2005    N/A 30.530       11
 12/31/2006 30.530 34.959       18
 12/31/2007 34.959 33.009       25
 12/31/2008 33.009 20.994        9
Franklin High Income Securities Fund
1.65%
 12/31/2005    N/A 22.287       24
 12/31/2006 22.287 23.976       76
 12/31/2007 23.976 24.222      136
 12/31/2008 24.222 18.255       56
1.95%
 12/31/2005    N/A 21.193       16
 12/31/2006 21.193 22.731       35
 12/31/2007 22.731 22.895       51
 12/31/2008 22.895 17.203       23
Franklin Income Securities Fund
1.65%
 12/31/2005    N/A 38.980      125
 12/31/2006 38.980 45.337      426
 12/31/2007 45.337 46.266      747
 12/31/2008 46.266 32.012      289
1.95%
 12/31/2005    N/A 37.066       76
 12/31/2006 37.066 42.983      207
 12/31/2007 42.983 43.732      314
 12/31/2008 43.732 30.167      137

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Large Cap Growth Securities Fund
1.65%
 12/31/2005    N/A 17.967       18
 12/31/2006 17.967 19.599       45
 12/31/2007 19.599 20.478       58
 12/31/2008 20.478 13.187       20
1.95%
 12/31/2005    N/A 17.453       19
 12/31/2006 17.453 18.982       36
 12/31/2007 18.982 19.773       39
 12/31/2008 19.773 12.695       13
Franklin Rising Dividends Securities Fund
1.65%
 12/31/2005    N/A 32.335       36
 12/31/2006 32.335 37.254       71
 12/31/2007 37.254 35.656       56
 12/31/2008 35.656 25.567       14
1.95%
 12/31/2005    N/A 31.011       34
 12/31/2006 31.011 35.621       62
 12/31/2007 35.621 33.990       51
 12/31/2008 33.990 24.300       11
Franklin Small-Mid Cap Growth Securities Fund
1.65%
 12/31/2005    N/A 21.000       23
 12/31/2006 21.000 22.453       49
 12/31/2007 22.453 24.566       48
 12/31/2008 24.566 13.895       10
1.95%
 12/31/2005    N/A 20.369       17
 12/31/2006 20.369 21.713       17
 12/31/2007 21.713 23.685       15
 12/31/2008 23.685 13.357        3
Franklin Templeton VIP Founding Funds Allocation Fund
1.65%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.235      115
 12/31/2008  9.235  5.825      379
1.95%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.221       60
 12/31/2008  9.221  5.799      142
Franklin U.S. Government Fund
1.65%
 12/31/2005    N/A 24.413       30
 12/31/2006 24.413 24.979       74
 12/31/2007 24.979 26.192       89
 12/31/2008 26.192 27.717       63
1.95%
 12/31/2005    N/A 22.106       18
 12/31/2006 22.106 22.551       28
 12/31/2007 22.551 23.574       54
 12/31/2008 23.574 24.872       42


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Zero Coupon Fund 2010
1.65%
 12/31/2005    N/A 35.338        4
 12/31/2006 35.338 35.704       10
 12/31/2007 35.704 38.144       17
 12/31/2008 38.144 40.331       17
1.95%
 12/31/2005    N/A 33.603       20
 12/31/2006 33.603 33.850       20
 12/31/2007 33.850 36.055       22
 12/31/2008 36.055 38.007       12
Mutual Global Discovery Securities Fund
1.65%
 12/31/2005    N/A 21.805       60
 12/31/2006 21.805 26.394      223
 12/31/2007 26.394 29.036      456
 12/31/2008 29.036 20.433      205
1.95%
 12/31/2005    N/A 21.214       63
 12/31/2006 21.214 25.602      167
 12/31/2007 25.602 28.080      227
 12/31/2008 28.080 19.701      103
Mutual Shares Securities Fund
1.65%
 12/31/2005    N/A 19.832      221
 12/31/2006 19.832 23.094      758
 12/31/2007 23.094 23.505     1217
 12/31/2008 23.505 14.540      461
1.95%
 12/31/2005    N/A 19.295      100
 12/31/2006 19.295 22.402      335
 12/31/2007 22.402 22.731      502
 12/31/2008 22.731 14.019      200
OpCap Mid Cap Portfolio
1.65%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.992       35
 12/31/2007  9.992 10.539      101
 12/31/2008 10.539  6.046       72
1.95%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.972       16
 12/31/2007  9.972 10.486       24
 12/31/2008 10.486  5.998       29
Oppenheimer High Income Fund/VA
1.65%
 12/31/2005    N/A 12.042        0
 12/31/2006 12.042 12.962        0
 12/31/2007 12.962 12.735        1
 12/31/2008 12.735  2.672        2
1.95%
 12/31/2005    N/A 11.830        0
 12/31/2006 11.830 12.695        0
 12/31/2007 12.695 12.436        0
 12/31/2008 12.436  2.601        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT All Asset Portfolio
1.65%
 12/31/2005    N/A 12.391      101
 12/31/2006 12.391 12.757      224
 12/31/2007 12.757 13.592      140
 12/31/2008 13.592 11.251       87
1.95%
 12/31/2005    N/A 12.329       58
 12/31/2006 12.329 12.655       78
 12/31/2007 12.655 13.443       55
 12/31/2008 13.443 11.094       82
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
 12/31/2005    N/A 11.018       53
 12/31/2006 11.018 10.502      128
 12/31/2007 10.502 12.730      171
 12/31/2008 12.730  7.038      130
1.95%
 12/31/2005    N/A 10.996       38
 12/31/2006 10.996 10.450       98
 12/31/2007 10.450 12.629      103
 12/31/2008 12.629  6.961       70
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
 12/31/2005    N/A 10.909       29
 12/31/2006 10.909 11.727       49
 12/31/2007 11.727 12.205       64
 12/31/2008 12.205 10.253       29
1.95%
 12/31/2005    N/A 10.887       18
 12/31/2006 10.887 11.668       34
 12/31/2007 11.668 12.108       36
 12/31/2008 12.108 10.140       17
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
 12/31/2005    N/A  9.333       23
 12/31/2006  9.333  9.608       95
 12/31/2007  9.608 10.371      145
 12/31/2008 10.371 10.114       87
1.95%
 12/31/2005    N/A  9.314       16
 12/31/2006  9.314  9.560       41
 12/31/2007  9.560 10.288       93
 12/31/2008 10.288 10.003       53
PIMCO VIT High Yield Portfolio
1.65%
 12/31/2005    N/A 12.363       33
 12/31/2006 12.363 13.269       94
 12/31/2007 13.269 13.509      126
 12/31/2008 13.509 10.159       72
1.95%
 12/31/2005    N/A 12.146       22
 12/31/2006 12.146 12.997       34
 12/31/2007 12.997 13.192       39
 12/31/2008 13.192  9.891       25


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT Real Return Portfolio
1.65%
 12/31/2005    N/A 11.296       88
 12/31/2006 11.296 11.191      168
 12/31/2007 11.191 12.181      219
 12/31/2008 12.181 11.136      115
1.95%
 12/31/2005    N/A 11.206       71
 12/31/2006 11.206 11.068      118
 12/31/2007 11.068 12.011      134
 12/31/2008 12.011 10.948       79
PIMCO VIT Total Return Portfolio
1.65%
 12/31/2005    N/A 13.092      104
 12/31/2006 13.092 13.374      259
 12/31/2007 13.374 14.306      348
 12/31/2008 14.306 14.747      180
1.95%
 12/31/2005    N/A 12.861       47
 12/31/2006 12.861 13.099       94
 12/31/2007 13.099 13.970      151
 12/31/2008 13.970 14.358      132
SP International Growth Portfolio
1.65%
 12/31/2005    N/A  7.226        0
 12/31/2006  7.226  8.542        6
 12/31/2007  8.542 10.008      100
 12/31/2008 10.008  4.874        1
1.95%
 12/31/2005    N/A  7.118        0
 12/31/2006  7.118  8.389        4
 12/31/2007  8.389  9.799       14
 12/31/2008  9.799  4.758        2
SP Strategic Partners Focused Growth Portfolio
1.65%
 12/31/2005    N/A  7.272       10
 12/31/2006  7.272  7.074        2
 12/31/2007  7.074  7.979        6
 12/31/2008  7.979  4.823        4
1.95%
 12/31/2005    N/A  7.163        0
 12/31/2006  7.163  6.947        0
 12/31/2007  6.947  7.812        0
 12/31/2008  7.812  4.708        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Templeton Foreign Securities Fund
1.65%
 12/31/2005    N/A 22.812       20
 12/31/2006 22.812 27.252       67
 12/31/2007 27.252 30.946       83
 12/31/2008 30.946 18.148       22
1.95%
 12/31/2005    N/A 21.877       16
 12/31/2006 21.877 26.057       36
 12/31/2007 26.057 29.501       38
 12/31/2008 29.501 17.248       11
Templeton Global Bond Securities Fund
1.65%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.931       65
 12/31/2008 30.931 32.312       41
1.95%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.282       16
 12/31/2008 29.282 30.497       13
Templeton Growth Securities Fund
1.65%
 12/31/2005    N/A 23.679      152
 12/31/2006 23.679 28.372      493
 12/31/2007 28.372 28.560      899
 12/31/2008 28.560 16.203      341
1.95%
 12/31/2005    N/A 22.855       49
 12/31/2006 22.855 27.303      180
 12/31/2007 27.303 27.401      313
 12/31/2008 27.401 15.498      149


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX C - GAV CALCULATION EXAMPLE
o You purchased a May 2007 Contract with an initial Purchase Payment of $100,000. You selected the Living Guarantees with the GAV Benefit. You make no additional Purchase Payments, therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.
o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $135,000; on the third Contract Anniversary it is $150,000; and on the fourth Contract Anniversary it is $135,000.
o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the third Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.

  The initial GAV...........................................................
     $100,000

  The GAV on the first Contract Anniversary equals the greater of A or B:
     (A)the initial GAV = $100,000
     (B)the Contract Value on the first Contract Anniversary = $120,000
     The GAV on the first Contract Anniversary......................$120,000

  The GAV on the second Contract Anniversary equals the greater of C or
     D:
     (C)the GAV from the first Contract Anniversary = $120,000
     (D)the Contract Value on the second Contract Anniversary = $135,000
     The GAV on the second Contract Anniversary.....................$135,000
  Calculating the GAV adjusted partial withdrawal taken in the third
     Contract Year:
     The amount of the partial withdrawal subject to the partial withdrawal privilege
(10% of total Purchase Payments) = 0.10 x $100,000 =.......$10,000
     PLUS
     The remaining amount of the partial withdrawal (including any withdrawal charge)................................+ (10,000
     Multiplied by the greater of a) or b) where:
     (a)one, or
     (b)the GAV divided by the Contract Value on the date of (but before) the partial withdrawal =
       $135,000/$160,000 = 0.84........................x        1)
     Total GAV adjusted partial withdrawal.................$20,000

  The GAV on the third Contract Anniversary equals the greater of C or D:
     (C)the GAV from the second Contract Anniversary, minus the GAV adjusted partial withdrawal taken in the third Contract Year = $135,000 - $20,000 = $115,000
     (D)the Contract Value on the third Contract Anniversary = $150,000
     The GAV on the third Contract Anniversary......................$150,000

APPLYING THE GAV BENEFIT:
o On the fifth Contract Anniversary, the Contract Value is $105,000. The initial GAV is $100,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $80,000. The fifth anniversary Contract Value is greater than the initial GAV adjusted for the partial withdrawal taken in the third year, so there is no True Up on the fifth Contract Anniversary.
o On the sixth Contract Anniversary, the Contract Value is $108,000. The
  GAV established five years ago on the first Contract Anniversary is $120,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $100,000. The sixth anniversary Contract Value is greater than the GAV from the first Contract Anniversary adjusted for the partial withdrawal taken in the third year, so there is no True Up on the sixth Contract Anniversary.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

o On the seventh Contract Anniversary, the Contract Value is $110,000. The
  GAV established five years ago on the second Contract Anniversary is $135,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $115,000. The seventh anniversary Contract Value is less than the GAV from the second Contract Anniversary adjusted for the partial withdrawal taken in the third year, so we will True Up the Contract Value to equal this amount by applying $5,000 to the Investment Options on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

            CONTRACT VALUE   GAV     CONTRACT VALUE GUARANTEED UNDER THE GAV BENEFIT (DOES NOT    GAV TRUE UP (DOES NOT   CONTRACT
                                             APPLY UNTIL THE 5TH CONTRACT ANNIVERSARY)             APPLY UNTIL THE 5TH      VALUE
                                                                                                  CONTRACT ANNIVERSARY)   AFTER GAV
                                                                                                                           TRUE UP
Initial           $100,000 $100,000                                                            -                        -         -
1st               $120,000 $120,000                                                            -                        -         -
Contract
Anniversary
2nd               $135,000 $135,000                                                            -                        -         -
Contract
Anniversary
3rd               $150,000 $150,000                                                            -                        -         -
Contract
Anniversary
4th               $135,000 $150,000                                                            -                        -         -
Contract
Anniversary
5th               $105,000 $150,000                                                    $  80,000                     None  $105,000
Contract
Anniversary
6th               $108,000 $150,000                                                     $100,000                     None  $108,000
Contract
Anniversary
7th               $110,000 $150,000                                                     $115,000                   $5,000  $115,000
Contract
Anniversary


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES
o You purchased a May 2007 Contract with an initial Purchase Payment of $100,000. You chose not to include the Living Guarantees and you allocated your entire Purchase Payment to the Investment Options. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.
o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in these examples, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received.................................$100,000
     Reduced by the GMDB adjusted partial withdrawal..............-   20,000
       .............................................................$ 80,000
The GMDB adjusted partial withdrawal for (2) above is equal to:
  The amount of the partial withdrawal................... $ 20,000
  Multiplied by the greater of a) or b) where:
     a)is one, and
     b)is the ratio of the death benefit divided by the Contract Value on the date of (but before) the partial withdrawal = $160,000/$160,000 =
       1..................................................x      1
  Total GMDB adjusted partial withdrawal..................$ 20,000
Therefore, the death benefit that would be payable as of the tenth
  Contract Anniversary is the $140,000 Contract Value.
IF YOU SELECTED THE OPTIONAL ENHANCED GMDB:
The following details how we calculate the MAV on the first nine Contract
  Anniversaries:
                          CONTRACT VALUE   MAV
                         -------------------------
 1st Contract Anniversary       $110,000 $110,000
 2nd Contract Anniversary       $118,000 $118,000
 3rd Contract Anniversary       $116,000 $118,000
 4th Contract Anniversary       $122,000 $122,000
 5th Contract Anniversary       $120,000 $122,000
 6th Contract Anniversary       $141,000 $141,000
 7th Contract Anniversary       $147,000 $147,000
 8th Contract Anniversary       $155,000 $155,000
 9th Contract Anniversary       $162,000 $162,000

o On the Issue Date, the MAV is equal to total Purchase Payments
  ($100,000).
o On the first Contract Anniversary the Contract Value is $110,000, which is greater than the MAV from the immediately preceding Business Day ($100,000), so the MAV increases to $110,000.
o On the second Contract Anniversary the Contract Value is $118,000, which is greater than the MAV from the immediately preceding Business Day ($110,000), so the MAV increases to $118,000.
o On the third Contract Anniversary the Contract Value is $116,000, which is less than the MAV from the immediately preceding Business Day ($118,000), so the MAV does not change.
o On the fourth Contract Anniversary the Contract Value is $122,000, which is greater than the MAV from the immediately preceding Business Day ($118,000), so the MAV increases to $122,000.
o On the fifth Contract Anniversary the Contract Value is $120,000, which is less than the MAV from the immediately preceding Business Day ($122,000), so the MAV does not change.


The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

o On the sixth, seventh, eighth and ninth Contract Anniversaries the Contract Value is greater than the MAV from the immediately preceding Business Day, so the MAV increases to equal the Contract
  Value.
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced by the GMDB adjusted partial withdrawal...............-  20,250
           .........................................................$ 79,750
3)The Enhanced GMDB value:
  The MAV on the ninth Contract Anniversary.........................$162,000
     Reduced by the GMDB adjusted partial withdrawal...............-  20,250
           .........................................................$141,750
The GMDB adjusted partial withdrawal for (2) and (3) above is equal to:
  The amount of the partial withdrawal....................$ 20,000
  Multiplied by the greater of a) or b) where:
     a)is one, and
     b)is the ratio of the death benefit divided by the Contract Value on the date of (but before) the partial withdrawal = $162,000/$160,000 =
       1.0125.............................................x 1.0125
  Total GMDB adjusted partial withdrawal..................$ 20,250
Therefore, the death benefit that would be payable as of the tenth
  Contract Anniversary is the $141,750 MAV.


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchased a May 2007 Contract with an initial Purchase Payment of $100,000, you selected the Living Guarantees with the GAV Benefit, and you made no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 10% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as a RMD payment in the same Contract Year, and before any MVA. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $10,000 available under the partial withdrawal privilege. The maximum amount available under the GWB is the lesser of the partial withdrawal privilege ($10,000) or the remaining GWB value (total Purchase Payments less GWB adjusted partial withdrawals). There is no MVA to any of the withdrawals in the following examples.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 5.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is total Purchase Payments, less any
  Purchase Payments withdrawn (excluding any penalty-free withdrawals),
  less any withdrawal charges = $100,000 - $0 - $0 =   $100,000
  Multiplied by the withdrawal charge........................x    5.5%
       .....................................................$    5,500
Therefore, we would withdraw $90,000 from the Contract and pay you $84,500 ($90,000 less the $5,500 withdrawal charge). The full withdrawal will reduce the total amount available under the GWB to zero.

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A
  FULL WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the third Contract Year. The total amount available under the partial withdrawal privilege at this time is $10,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. The partial withdrawal will reduce the total amount available under the GWB by $9,000.
o You take a full withdrawal in the fourth Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 3%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is total Purchase Payments, less any
  Purchase Payments withdrawn (excluding any penalty-free withdrawals),
  less any withdrawal charges = $100,000 - $0 - $0 =   $100,000
  Multiplied by the withdrawal charge.......................x       3%
       .....................................................$    3,000
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $87,000 ($90,000 less the $3,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $96,000. The full withdrawal will reduce the total amount available under the GWB to zero.

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED
  BY A FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the third Contract Year when the withdrawal charge is 5.5%. The total amount available under the partial withdrawal privilege at this time is $10,000, so $5,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount you will receive that is subject to a withdrawal charge$5,000........................................................
  Divided by (1 minus the withdrawal charge percentage).{divide} 0.945
  Total amount withdrawn........................................$5,291
  Total withdrawal charge (amount withdrawn minus the amount requested) =
     $5,291 - $5,000 =.........................................$   291
Therefore, we would withdraw $15,291 from the Contract and pay you $15,000. The partial withdrawal will reduce the GWB by a minimum of $15,291. The reduction will be greater if the Contract Value on the day of (but before) the partial withdrawal is less than $100,000.

o Continuing the example, assume you take a full withdrawal in the fourth Contract Year when the Contract Value is $90,000 and the withdrawal charge is 3%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is total Purchase Payments, less any
  Purchase Payments withdrawn (excluding any penalty-free withdrawals),
  less any withdrawal charges = $100,000 - $5,000 - $291 =   $94,709
  Multiplied by the withdrawal charge........................x      3%
       .......................................................$  2,841
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $87,159 ($90,000 less the $2,841 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $102,159. The full withdrawal will reduce the total amount available under the GWB to zero.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE PARTIAL WITHDRAWAL PRIVILEGE
  FOLLOWED BY A FULL WITHDRAWAL:
o You take the maximum amount available under the partial withdrawal privilege each year in the third, fourth, fifth and sixth Contract Years (total distributions = $40,000). The $40,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, the initial Purchase Payment will be beyond its withdrawal charge period beginning on the fourth Contract Anniversary, so from that point forward the Withdrawal Charge Basis is zero. These partial withdrawals are guaranteed by the GWB, and will reduce the GWB by $40,000. The total amount available under the GWB after these partial withdrawals is equal to $100,000 - $40,000 = $60,000.
o In the seventh Contract Year, the Contract Value is $9,000 and the maximum amount available under the GWB is $10,000. If you withdraw $10,000 under the GWB in the seventh Contract Year, your Contract Value would drop to zero, but you could continue to take $10,000 each year for the next five years without incurring a withdrawal charge.


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                       84
FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


      The Allianz High Five[{R}] L Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                      STATEMENT OF ADDITIONAL INFORMATION
                            ALLIANZ HIGH FIVE[TM] L
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
    ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE, US, OUR)


                  APRIL 27, 2009, AS REVISED OCTOBER 26, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197

                               TABLE OF CONTENTS
                 ALLIANZ LIFE.......................................2
                 EXPERTS............................................2
                 LEGAL OPINIONS.....................................2
                 DISTRIBUTOR........................................2
                 REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE..3
                 FEDERAL TAX STATUS.................................3
                   General..........................................3
                   Diversification..................................4
                   Owner Control....................................4
                   Contracts Owned by Non-Individuals...............5
                   Income Tax Withholding...........................5
                   Required Distributions...........................5
                   Qualified Contracts..............................6
                 GUARANTEED PRINCIPAL VALUE (GPV) AND GUARANTEED
                 ACCOUNT VALUE (GAV) TRANSFERS......................7
                 ANNUITY PROVISIONS................................14
                   Annuity Units/Calculating Variable Annuity Payments14
                 MORTALITY AND EXPENSE RISK GUARANTEE..............14
                 FINANCIAL STATEMENTS..............................14
                 APPENDIX - CONDENSED FINANCIAL INFORMATION........15



                                                               HIGHFIVELSAI-1009


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006             $207,968,987.55                            $0
    2007             $218,444,880.80                            $0
    2008             $198,319,091.42                            $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support



  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

GUARANTEED PRINCIPAL VALUE (GPV) AND GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS
To make the GPV and GAV Benefits available we monitor your Contract Value daily and periodically transfer amounts between your selected Investment Options and the FPAs. We determine the amount and timing of GPV or GAV Transfers between the Investment Options and the FPAs according to a mathematical model.

The mathematical model uses the following formula to compute d, the percentage of Contract Value to be allocated to the Investment Options:
d  =  N{[ln (C / G) + (r + s[2] / 2) {multiply}  t] / [s {multiply} {radical}t]}

where:

 NOTATION DESCRIPTION
    C     Contract Value
    G     Adjusted Guarantee
    r     Credited Rate
    s     Adjusted Volatility
    t     Time Remaining
    d     Percentage of Contract Value in Investment Options
    N     Cumulative Standard Normal Distribution function
    ln    Natural Logarithm function

Following is a more detailed discussion of the values used in the formula.
The CONTRACT VALUE includes Contract Value both in the Investment Options and in the FPAs.

The ADJUSTED GUARANTEE for a given GPV or GAV, is the dollar value of the GPV or GAV adjusted upward to reflect the current anticipated price of the guarantee. This adjustment takes into account the following factors: the time (in years) until the guarantee (the GPV or GAV) becomes available; the rate currently credited to the FPAs; and the current Contract Value as compared to the GPV or GAV. In mathematical terms, the adjusted guarantee (G) equals g multiplied by w, where g represents the dollar value of the GPV or GAV, and w is a factor that we use to incorporate the current anticipated price of the guarantee into the GPV or GAV Benefit.

o w is based upon a guarantee ratio, m, that we use to measure how "low" a Contract Value is relative to the GPV or GAV.
o m is the ratio of (a) the difference of the GPV or GAV minus the Contract Value, and (b) the difference of the GPV or GAV minus the present value of the GPV or GAV, discounted for the time (in years) until the GPV or GAV becomes available, at the interest rate credited to the FPAs. In mathematical terms, m = (g - C) / [g - (g / (1 + r)[t])]. The value of w and the corresponding guarantee ratio, m, are presented in Table 1 which appears later in this section. The values for w set forth in Table 1 are established on the Issue Date and are not changed for the life of the Contract. The values for w may change, however, for new Contracts issued in the future.

The CREDITED RATE is the interest rate credited to the currently available FPA. The interest rate will never be less than the guaranteed rate stated in your Contract.

The ADJUSTED VOLATILITY represents the volatility of the returns of Contract Value for all in force Contracts - that is, all Separate Account assets plus all general account assets that are allocated to the FPAs. This number is fixed at Contract issue and will not change for the duration of the Contract. However we may change the number for new Contracts issued in the future. You may contact our Service Center to find out the Adjusted Volatility number that applies to your Contract.

The TIME REMAINING for a given GPV or GAV is the number of years (including any fraction) which remain until that GPV or GAV is applied and any True Up based on that GPV or GAV is made.

The PERCENTAGE OF CONTRACT VALUE to be allocated to the Investment Options is computed for each future GPV or GAV. Ultimately the allocation for a Contract takes into account each future GPV or GAV, the limit on allocations to the FPAs during the first two Contract Years, and whether the allocation materially differs from previously computed allocations.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

The mathematical model uses d as follows.
If you have not reset the GPV or GAV, then during the first Contract Year there is one GPV or GAV available on the fifth Contract Anniversary, during the second Contract Year there is a second GPV or GAV available on sixth Contract Anniversary, and so on. Beginning with the fifth Contract Year there are five future GPVs or GAVs, each available on a different Contract Anniversary.

We compute d for each future GPV or GAV (which can be as many as five). We take the smallest of these ds and execute a GPV or GAV Transfer based on the following.
o Whether the allocation differs sufficiently from the allocation we previously computed according to a specified margin that is set on the issue date and cannot be changed for the life of the Contract. (You may contact our Service Center to find out the margin that applies to your Contract.)
o Whether a GPV or GAV Transfer would exceed the limit of 50% of Purchase Payments that exists in the first two Contract Years.
o The number of transfers which have already occurred.

If you have not reset the GPV or GAV, then:
o At issue we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After issue, and before the first GPV or GAV Transfer to the FPAs, on each Business Day we compute d and will execute a GPV or GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
o After issue, and after the first GPV or GAV Transfer to the FPAs has already occurred, on each Business Day we compute d and execute a GPV or GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GPV or GAV Transfer will be to the FPAs. If d is sufficiently above the baseline, the GPV or GAV Transfer will be to the Investment Options.

If you have reset the GPV or GAV, then:
o On the reset date we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After the reset date, and before the first GPV or GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GPV or GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
o After the reset date, and after the first GPV or GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GPV or GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GPV or GAV Transfer will be to the FPAs. If d is sufficiently above the baseline, the GPV or GAV Transfer will be to the Investment Options.


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

EXAMPLE 1: At issue, establish the baseline.

You purchase a May 2007 Contract with a single Purchase Payment of $100,000 and select the Living Guarantees and the GAV Benefit. The first GAV is $100,000, which will become available on the fifth anniversary. Assume the following additional values.
o The interest rate credited to the ten-year FPA is 3%.
o The adjusted volatility of the Investment Options you selected is 16%.
o The specified margin is 5%.

For this example we have:
 VARIABLE  VALUE           DESCRIPTION
    C     $100,000 Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    s       0.16   Adjusted Volatility
    t        5     Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $100,000) / [$100,000 - ($100,000 / (1 + 0.03)[5])]

= 0 / [$100,000 - ($100,000 / 1.159274)]

= 0 / [$100,000 - $86,260.88]

= 0 / $13,739.12

= 0

We use the value of m (which is zero) to look up this value of w in Table 1 (which appears later in this section) and find that w is 1.08. The Adjusted Guarantee G is w {multiply} g; or 1.08 {multiply} $100,000 = $108,000.

Now, we compute d as follows.

d =  N{[ln (C / G) + (r + s[2 ]/ 2) {multiply} t] / [s {multiply} {radical}t]}

=  N{[ln ($100,000 / $108,000) + (0.03 + 0.16[2 ]/ 2) {multiply} 5] / [0.16
{multiply} {radical}5]}

=  N{[ln (0.925926) + 0.0428 {multiply} 5] / [0.16 {multiply} 2.236068]}

=  N{[-0.076961 + 0.214] / [0.357771]}

=  N{0.383036}

=  0.649153 (approximately 65%).

Thus, at issue, the mathematical model has established a baseline allocation to the Investment Options of about 65% of Contract Value.

Starting at issue we compute d daily and compare it to the baseline allocation. Before the first GAV Transfer, the mathematical model will call for no allocation to the FPAs until d on a given day falls below the baseline by more than the specified margin of 5%.


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

EXAMPLE 2: The first GAV Transfer to the FPAs.

Continuing Example 1, assume that 6 months after issue there have been no GAV Transfers and that the Contract Value has fallen to $96,990.

Since there have been no GAV Transfers, the baseline remains 0.649153 (approximately 65%) as computed in Example 1.

For this example we have:
 VARIABLE  VALUE           DESCRIPTION
    C     $96,990  Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    s       0.16   Adjusted Volatility
    t       4.5    Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $96,990) / [$100,000 - ($100,000 / (1 + 0.03)[4.5])]

= $3,010 / [$100,000 - ($100,000 / 1.142267)]

= $3,010 / [$100,000 - $87,543.23]

= $3,010 / $12,454.77

= 0.241674

We we use the value of m (which is 0.241674) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w {multiply} g; or 1.08 {multiply} $100,000 = $108,000.

Now we compute d as follows.

d = N{[ln (C / G) + (r + s[2] / 2) {multiply} t] / [s {multiply} {radical}t]}

= N{[ln ($96,990 / $108,000) + (0.03 + 0.16[2] / 2) {multiply} 4.5] / [0.16
{multiply} {radical}4.5]}

= N{[ln (0.898056) + 0.0428 {multiply} 4.5] / [0.16 {multiply} 2.121320]}

= N{[-0.107523 + 0.1926] / [0.339411]}

= N{0.250659}

= 0.598961 (approximately 60%).

As computed, d is less than the baseline by 0.598961 - 0.649153 = -0.050192, or approximately -5.02%. Since there have been no previous GAV Transfers, and since d is lower than the baseline by more than the specified margin of 5%, the mathematical model calls for an first GAV Transfer to the FPAs.

The amount of the transfer will be such that, after the transfer, the percentage Contract Value in the variable Investment Options is d, approximately 60%.

The mathematical model calls for 0.598961 {multiply} $96,990 = $58,093.26 to be allocated to the Investment Options and the remaining Contract Value ($96,990 - $58,093.26 = $38,896.74) to be allocated to the FPAs. The GAV Transfer to the FPAs in the amount of $38,896.74 represents approximately 40.10% (i.e., $38,896.74 / $96,990) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.598961.


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

EXAMPLE 3: An additional GAV Transfer to the Investment Options.

Continuing Examples 1 and 2, assume that 10 months after issue the Contract has experienced only the single GAV Transfer of Example 2 (no additional GAV Transfers have occurred) and that the Contract Value has risen to $102,470.

Because there have been no GAV Transfers since that of Example 2, the baseline remains at 0.598961.

In this example we have:
 VARIABLE  VALUE           DESCRIPTION
    C     $102,470 Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    s       0.16   Adjusted Volatility
    t     4.166667 Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $102,470) / [$100,000 - ($100,000 / ( 1 + 0.03)[4.166667])]

= -$2,470 / [$100,000 - ($100,000 / 1.131067)]

= -$2,470 / [$100,000 - $88,412.07]

= -$2,470 / $11,587.93

= -0.213153

We use the value of m (which is - 0.213153) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w {multiply} g, or 1.08 {multiply} $100,000 = $108,000.

d = N{[ln (C / G) + (r + s[2] / 2) {multiply} t] / [s {multiply} {radical}t]}

= N{[ln($102,470 / $108,000) + (0.03 + 0.16[2] / 2) {multiply} 4.166667] / [0.16
{multiply} {radical}4.166667]}

= N{[ln (0.948796) + 0.0428 {multiply} 4.166667] / [0.16 {multiply} 2.041241]}

= N{[-0.052561 + 0.178333] / [0.326599]}

= N{0.385097}

= 0.649917 (approximately 65%).

As computed, d differs from the baseline by 0.649917 - 0.598961 = 0.050956 or approximately 5.10%. Because d differs from the baseline by more than the specified margin of 5%, the mathematical model calls for a GAV Transfer. Because d is higher than the baseline, the GAV Transfer will be to the Investment Options.

The amount of the transfer will be such that after the transfer the percentage of Contract Value in the variable Investment Options is d, namely 64.99%.

The mathematical model calls for 0.649917 {multiply} $102,470 = $66,597.02 to be allocated to the Investment Options and the remaining $102,470 - $66,597.02 = $35,872.98 to be allocated to the FPAs.

As four months have passed since the GAV Transfer into the FPAs, the amount of Contract Value in the FPAs is $38,896.74 {multiply} 1.03[4/12 ]= $39,281.88.

The GAV Transfer to the Investment Options in the amount of $39,281.88 - $35,872.98 = $3,408.90 represents approximately 3.33% (i.e., $3,408.90 /
$102,470) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.649917.


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

EXAMPLE 4: Expanding on the computation of w.

In the first three examples w has always been 1.08. This example shows how w may differ from 1.08. Assume the following:
 VARIABLE  VALUE           DESCRIPTION
-----------------------------------------------
    C     $85,111  Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    t        2     Time Remaining

In this example we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $85,111) / [$100,000 - ($100,000 / (1 + 0.03)[2])]

= $14,889 / [$100,000 - ($100,000 / 1.060900)]

= $14,889 / [$100,000 - 94,259.59]

= $14,889 / $5,740.41

= 2.593718

This value of m falls between 2.55 and 2.60 in Table 1. Therefore w will fall between the two corresponding values of w, namely 2.0958 and 2.1558. Linear interpolation reveals w to be approximately 2.148261. The Adjusted Guarantee G is w {multiply} g, or 2.148261 {multiply} $100,000 = $214,826.10.

d = N{[ln (C / G) + (r + s[2 ]/ 2) {multiply} t] / [s {multiply} {radical}t]}

= N{[ln ($85,111 / $214,826.10) + (0.03 + 0.16[2 ]/ 2) {multiply} 2] / [0.16
{multiply} {radical}2]}

= N{[ln (0.396186) + 0.0428 {multiply} 2] / [0.16 {multiply} 1.414214]}

= N{[ -0.925873 + 0.085600] / [0.226274]}

= N{-3.713515}

= 0.000102 (approximately 0%).

This low value of d results both because the Contract Value of $84,111 is substantially lower than the initial GAV of $100,000, and only two years remain before this GAV becomes available. Therefore the mathematical model calls for an allocation of 0.01% of Contract Value to the Investment Options, and an allocation of 99.99% of Contract Value to the FPAs. Note that the model will not call for a GAV Transfer unless d differs from the previously established baseline by more than the specified margin (in these examples, 5%). Note also that GAV Transfers to the FPAs will happen more often and there may be more Contract Value allocated to the FPAs, than if we had not applied the adjustment.

In practice it is unlikely that the Contract Value would fall so far below the GAV, because as a Contract Value falls toward and below the GAV, the mathematical model calls for increasing allocations to the FPAs. Such allocations mitigate the decline in the Contract Value relative to the decline in the values of the Investment Options. However, in the event of a one-day market crash, a Contract Value may fall precipitously relative to the guarantee and such a low d could result. Additionally, when there is very little time remaining until the GAV becomes available, such a low d may result even if the Contract Value is not much lower than the guarantee.


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

TABLE 1

We compute the Adjusted Guarantee to be the product of the guarantee times w:
G = g {multiply} w

where w is derived from the following table based on m. In turn m is given by: m = (g - C) / [g - (g / (1 + r)[t])]

where:
 NOTATION                DESCRIPTION
----------------------------------------------------
    w     Worth Adjustment Applied to the Guarantee
    m     Guarantee Ratio
    G     Adjusted Guarantee
    C     Contract Value
    g     The dollar value of the GAV
    r     Credited Rate
    t     Time Remaining

For any m less than 0.725, use w = 1.08. For any m greater than five, use w = 8.6650.

   M     W      M     W      M    W
---------------------------------------
 0.000 1.0800  1.50 1.2893  3.5 3.6812
 0.700 1.0800  1.55 1.3114  3.6 3.9095
---------------           --
 0.725 1.0800  1.60 1.3349  3.7 4.1510
 0.750 1.0827  1.65 1.3597  3.8 4.4060
 0.775 1.0867  1.70 1.3860  3.9 4.6751
 0.800 1.0909  1.75 1.4137  4.0 4.9584
             --------------------------
 0.825 1.0951  1.80 1.4430  4.1 5.2565
 0.850 1.0996  1.85 1.4738  4.2 5.5696
 0.875 1.1042  1.90 1.5062  4.3 5.8983
 0.900 1.1089  1.95 1.5402  4.4 6.2428
 0.925 1.1139  2.00 1.5760  4.5 6.6036
             --------------------------
 0.950 1.1190  2.05 1.6135  4.6 6.9811
 0.975 1.1243  2.10 1.6529  4.7 7.3755
 1.000 1.1298  2.15 1.6940  4.8 7.7874
---------------           --
 1.025 1.1355  2.20 1.7371  4.9 8.2171
 1.050 1.1414  2.25 1.7821  5.0 8.6650
             ---------------
 1.075 1.1475  2.30 1.8291
 1.100 1.1538  2.35 1.8782
---------------           --
 1.125 1.1604  2.40 1.9294
 1.150 1.1671  2.45 1.9826
 1.175 1.1742  2.50 2.0381
             ---------------
 1.200 1.1814  2.55 2.0958
---------------           --
 1.225 1.1889  2.60 2.1558
 1.250 1.1966  2.65 2.2182
 1.275 1.2046  2.70 2.2829
 1.300 1.2129  2.75 2.3500
----------------------------
 1.325 1.2214  2.80 2.4196
 1.350 1.2303  2.85 2.4918
 1.375 1.2394  2.90 2.5665
 1.400 1.2487  2.95 2.6438
---------------           --
 1.425 1.2584  3.00 2.7238
             ---------------
 1.450 1.2684  3.05 2.8065
 1.475 1.2787  3.10 2.8920
 1.500 1.2893  3.15 2.9803
               3.20 3.0714
               3.25 3.1655
             ---------------
               3.30 3.2625
               3.35 3.3626
               3.40 3.4657
               3.45 3.5718
               3.50 3.6812


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

ANNUITY PROVISIONS
We base Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value (Contract Value adjusted for any MVA) on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                         M&E CHARGES
HI5L 2 Allianz High Five L - Contract with the Enhanced GMDB and No Living Guarantees or          1.85%
       Living Guarantees with the GPV Benefit......................
HI5L 3 Allianz High Five L - Contract with the Traditional GMDB and Living Guarantees with the    1.75%
       GAV Benefit.................................................


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Balanced Index Strategy Fund; AZL International Index Fund; and AZL Moderate Index Strategy Fund.

(Number of Accumulation Units in thousands)

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL AIM International Equity Fund
HI5L 2  1.85%
 12/31/2005    N/A 13.772        1
 12/31/2006 13.772 17.176       21
 12/31/2007 17.176 19.325       23
 12/31/2008 19.325 11.096        7
HI5L 3  1.75%
 12/31/2005    N/A 13.815       26
 12/31/2006 13.815 17.248      133
 12/31/2007 17.248 19.425      235
 12/31/2008 19.425 11.164      127
AZL BlackRock Capital Appreciation Fund
HI5L 2  1.85%
 12/31/2005    N/A 11.931        0
 12/31/2006 11.931 11.897        6
 12/31/2007 11.897 12.953       10
 12/31/2008 12.953  8.091        4
HI5L 3  1.75%
 12/31/2005    N/A 11.939       22
 12/31/2006 11.939 11.917       79
 12/31/2007 11.917 12.988      106
 12/31/2008 12.988  8.120       75
AZL Columbia Mid Cap Value Fund
HI5L 2  1.85%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.046        2
 12/31/2007 10.046 10.241        3
 12/31/2008 10.241  4.810        2
HI5L 3  1.75%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.053       66
 12/31/2007 10.053 10.259      126
 12/31/2008 10.259  4.823       63

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Columbia Small Cap Value Fund
HI5L 2  1.85%
 12/31/2005    N/A 12.199        1
 12/31/2006 12.199 13.581        3
 12/31/2007 13.581 12.232        4
 12/31/2008 12.232  8.154        8
HI5L 3  1.75%
 12/31/2005    N/A 12.212       25
 12/31/2006 12.212 13.610       80
 12/31/2007 13.610 12.271       84
 12/31/2008 12.271  8.188       51
AZL Davis NY Venture Fund
HI5L 2  1.85%
 12/31/2005    N/A 11.529       20
 12/31/2006 11.529 12.893       37
 12/31/2007 12.893 13.180       45
 12/31/2008 13.180  7.698       11
HI5L 3  1.75%
 12/31/2005    N/A 11.571      112
 12/31/2006 11.571 12.953      360
 12/31/2007 12.953 13.255      451
 12/31/2008 13.255  7.749      340
AZL Dreyfus Equity Growth Fund
HI5L 2  1.85%
 12/31/2005    N/A  9.470        0
 12/31/2006  9.470 10.499        2
 12/31/2007 10.499 11.208       18
 12/31/2008 11.208  6.422        6
HI5L 3  1.75%
 12/31/2005    N/A  9.505       21
 12/31/2006  9.505 10.548       81
 12/31/2007 10.548 11.271      235
 12/31/2008 11.271  6.464      167

  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Eaton Vance Large Cap Value Fund
HI5L 2  1.85%
 12/31/2005    N/A 11.016       13
 12/31/2006 11.016 12.519       31
 12/31/2007 12.519 12.016       43
 12/31/2008 12.016  7.527       16
HI5L 3  1.75%
 12/31/2005    N/A 11.062      142
 12/31/2006 11.062 12.584      314
 12/31/2007 12.584 12.090      471
 12/31/2008 12.090  7.581      268
AZL Franklin Small Cap Value Fund
HI5L 2  1.85%
 12/31/2005    N/A 16.094        9
 12/31/2006 16.094 18.235       24
 12/31/2007 18.235 17.117       26
 12/31/2008 17.117 11.135        6
HI5L 3  1.75%
 12/31/2005    N/A 16.129       67
 12/31/2006 16.129 18.293      229
 12/31/2007 18.293 17.188      268
 12/31/2008 17.188 11.192      153
AZL Fusion Balanced Fund
HI5L 2  1.85%
 12/31/2005    N/A 10.598        3
 12/31/2006 10.598 11.391       22
 12/31/2007 11.391 11.976       61
 12/31/2008 11.976  8.530       36
HI5L 3  1.75%
 12/31/2005    N/A 10.605      466
 12/31/2006 10.605 11.410      986
 12/31/2007 11.410 12.009     1208
 12/31/2008 12.009  8.561      633
AZL Fusion Growth Fund
HI5L 2  1.85%
 12/31/2005    N/A 11.072       42
 12/31/2006 11.072 12.196      125
 12/31/2007 12.196 12.660      136
 12/31/2008 12.660  7.588       23
HI5L 3  1.75%
 12/31/2005    N/A 11.079      885
 12/31/2006 11.079 12.216     2624
 12/31/2007 12.216 12.694     2976
 12/31/2008 12.694  7.616     1228
AZL Fusion Moderate Fund
HI5L 2  1.85%
 12/31/2005    N/A 10.775       20
 12/31/2006 10.775 11.711       57
 12/31/2007 11.711 12.248       88
 12/31/2008 12.248  8.085       29
HI5L 3  1.75%
 12/31/2005    N/A 10.783     1134
 12/31/2006 10.783 11.731     2537
 12/31/2007 11.731 12.280     3976
 12/31/2008 12.280  8.114     1817

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL JPMorgan U.S. Equity Fund
HI5L 2  1.85%
 12/31/2005    N/A 11.101        2
 12/31/2006 11.101 12.489        3
 12/31/2007 12.489 12.724        5
 12/31/2008 12.724  7.659        2
HI5L 3  1.75%
 12/31/2005    N/A 11.114       24
 12/31/2006 11.114 12.515       91
 12/31/2007 12.515 12.764      150
 12/31/2008 12.764  7.691       57
AZL MFS Investors Trust Fund
HI5L 2  1.85%
 12/31/2005    N/A 12.209        5
 12/31/2006 12.209 13.518       17
 12/31/2007 13.518 14.693       18
 12/31/2008 14.693  8.638        8
HI5L 3  1.75%
 12/31/2005    N/A 12.217       79
 12/31/2006 12.217 13.541      194
 12/31/2007 13.541 14.733      251
 12/31/2008 14.733  8.670      255
AZL Money Market Fund
HI5L 2  1.85%
 12/31/2005    N/A 10.175        9
 12/31/2006 10.175 10.433       59
 12/31/2007 10.433 10.733      148
 12/31/2008 10.733 10.793      132
HI5L 3  1.75%
 12/31/2005    N/A 10.230      368
 12/31/2006 10.230 10.500      648
 12/31/2007 10.500 10.812     1375
 12/31/2008 10.812 10.884     1543
AZL OCC Opportunity Fund
HI5L 2  1.85%
 12/31/2005    N/A 13.865        1
 12/31/2006 13.865 15.201        4
 12/31/2007 15.201 16.247        7
 12/31/2008 16.247  8.428        1
HI5L 3  1.75%
 12/31/2005    N/A 13.909       15
 12/31/2006 13.909 15.264       39
 12/31/2007 15.264 16.331       64
 12/31/2008 16.331  8.480       32
AZL S&P 500 Index Fund
HI5L 2  1.85%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.852        1
 12/31/2008  9.852  6.033        7
HI5L 3  1.75%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.859       45
 12/31/2008  9.859  6.043      264

  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Schroder Emerging Markets Equity Fund
HI5L 2  1.85%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.440        5
 12/31/2007 10.440 13.354       22
 12/31/2008 13.354  6.307        5
HI5L 3  1.75%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.447       76
 12/31/2007 10.447 13.377      209
 12/31/2008 13.377  6.324      214
AZL Small Cap Stock Index Fund
HI5L 2  1.85%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.301        0
 12/31/2008  9.301  6.305       12
HI5L 3  1.75%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.307       20
 12/31/2008  9.307  6.316      153
AZL Turner Quantitative Small Cap Growth Fund
HI5L 2  1.85%
 12/31/2005    N/A 11.091        5
 12/31/2006 11.091 12.120        6
 12/31/2007 12.120 12.619        6
 12/31/2008 12.619  7.017        1
HI5L 3  1.75%
 12/31/2005    N/A 11.099       28
 12/31/2006 11.099 12.140       66
 12/31/2007 12.140 12.653       67
 12/31/2008 12.653  7.043       34
AZL Van Kampen Equity and Income Fund
HI5L 2  1.85%
 12/31/2005    N/A 11.292       16
 12/31/2006 11.292 12.473       32
 12/31/2007 12.473 12.618       36
 12/31/2008 12.618  9.424       17
HI5L 3  1.75%
 12/31/2005    N/A 11.304       60
 12/31/2006 11.304 12.500      192
 12/31/2007 12.500 12.658      284
 12/31/2008 12.658  9.463      178
AZL Van Kampen Global Real Estate Fund
HI5L 2  1.85%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.015       11
 12/31/2007 12.015 10.770       17
 12/31/2008 10.770  5.727        6
HI5L 3  1.75%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.024      147
 12/31/2007 12.024 10.788      251
 12/31/2008 10.788  5.742      131

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Van Kampen Growth and Income Fund
HI5L 2  1.85%
 12/31/2005    N/A 12.095        3
 12/31/2006 12.095 13.761       10
 12/31/2007 13.761 13.865       14
 12/31/2008 13.865  9.138        4
HI5L 3  1.75%
 12/31/2005    N/A 12.145       73
 12/31/2006 12.145 13.832      166
 12/31/2007 13.832 13.950      231
 12/31/2008 13.950  9.204      128
AZL Van Kampen International Equity Fund
HI5L 2  1.85%
 12/31/2005    N/A 14.769       13
 12/31/2006 14.769 17.581       42
 12/31/2007 17.581 18.951       38
 12/31/2008 18.951 13.289       12
HI5L 3  1.75%
 12/31/2005    N/A 14.801       57
 12/31/2006 14.801 17.636      182
 12/31/2007 17.636 19.030      324
 12/31/2008 19.030 13.358      163
AZL Van Kampen Mid Cap Growth Fund
HI5L 2  1.85%
 12/31/2005    N/A 12.217        1
 12/31/2006 12.217 13.098       12
 12/31/2007 13.098 15.709       26
 12/31/2008 15.709  7.939       12
HI5L 3  1.75%
 12/31/2005    N/A 12.268       53
 12/31/2006 12.268 13.166      180
 12/31/2007 13.166 15.806      349
 12/31/2008 15.806  7.996      204


BlackRock Global Allocation V.I. Fund
HI5L 2  1.85%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.895       35
HI5L 3  1.75%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.901      271
Davis VA Financial Portfolio
HI5L 2  1.85%
 12/31/2005    N/A 14.236        2
 12/31/2006 14.236 16.562        4
 12/31/2007 16.562 15.274        4
 12/31/2008 15.274  8.042        6
HI5L 3  1.75%
 12/31/2005    N/A 14.313        5
 12/31/2006 14.313 16.668       30
 12/31/2007 16.668 15.387       31
 12/31/2008 15.387  8.110       58


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Global Real Estate Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 53.500        4
 12/31/2006 53.500 63.334        4
 12/31/2007 63.334 49.197        4
 12/31/2008 49.197 27.821        1
HI5L 3  1.75%
 12/31/2005    N/A 54.377       21
 12/31/2006 54.377 64.435       44
 12/31/2007 64.435 50.103       24
 12/31/2008 50.103 28.362        5
Franklin Growth and Income Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 31.038        2
 12/31/2006 31.038 35.576        4
 12/31/2007 35.576 33.626        3
 12/31/2008 33.626 21.408        0
HI5L 3  1.75%
 12/31/2005    N/A 31.546       18
 12/31/2006 31.546 36.195       43
 12/31/2007 36.195 34.245       43
 12/31/2008 34.245 21.824       15
Franklin High Income Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 21.546        0
 12/31/2006 21.546 23.133        2
 12/31/2007 23.133 23.323        8
 12/31/2008 23.323 17.542        3
HI5L 3  1.75%
 12/31/2005    N/A 21.899       21
 12/31/2006 21.899 23.535      141
 12/31/2007 23.535 23.753      186
 12/31/2008 23.753 17.883       79
Franklin Income Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 37.683        9
 12/31/2006 37.683 43.742       25
 12/31/2007 43.742 44.549       41
 12/31/2008 44.549 30.762       11
HI5L 3  1.75%
 12/31/2005    N/A 38.301      147
 12/31/2006 38.301 44.503      528
 12/31/2007 44.503 45.369      885
 12/31/2008 45.369 31.359      405
Franklin Large Cap Growth Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 17.618        4
 12/31/2006 17.618 19.180       13
 12/31/2007 19.180 20.000        8
 12/31/2008 20.000 12.854        2
HI5L 3  1.75%
 12/31/2005    N/A 17.780       25
 12/31/2006 17.780 19.376       74
 12/31/2007 19.376 20.224       82
 12/31/2008 20.224 13.011       21

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Rising Dividends Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 31.438        4
 12/31/2006 31.438 36.147        6
 12/31/2007 36.147 34.528        6
 12/31/2008 34.528 24.708        1
HI5L 3  1.75%
 12/31/2005    N/A 31.862       47
 12/31/2006 31.862 36.672       94
 12/31/2007 36.672 35.064       74
 12/31/2008 35.064 25.117       16
Franklin Small-Mid Cap Growth Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 20.572        2
 12/31/2006 20.572 21.951        3
 12/31/2007 21.951 23.969        5
 12/31/2008 23.969 13.530        1
HI5L 3  1.75%
 12/31/2005    N/A 20.771       19
 12/31/2006 20.771 22.186       41
 12/31/2007 22.186 24.250       28
 12/31/2008 24.250 13.702        6
Franklin Templeton VIP Founding Funds Allocation Fund
HI5L 2  1.85%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.225        0
 12/31/2008  9.225  5.808        8
HI5L 3  1.75%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.230       96
 12/31/2008  9.230  5.816      295
Franklin U.S. Government Fund
HI5L 2  1.85%
 12/31/2005    N/A 22.474        4
 12/31/2006 22.474 22.949        6
 12/31/2007 22.949 24.015        5
 12/31/2008 24.015 25.362        4
HI5L 3  1.75%
 12/31/2005    N/A 22.842       34
 12/31/2006 22.842 23.348       79
 12/31/2007 23.348 24.457      132
 12/31/2008 24.457 25.855      196
Franklin Zero Coupon Fund 2010
HI5L 2  1.85%
 12/31/2005    N/A 34.163        0
 12/31/2006 34.163 34.448        0
 12/31/2007 34.448 36.728        2
 12/31/2008 36.728 38.756        2
HI5L 3  1.75%
 12/31/2005    N/A 34.722        5
 12/31/2006 34.722 35.047        7
 12/31/2007 35.047 37.405       12
 12/31/2008 37.405 39.510       21


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Mutual Global Discovery Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 21.404        6
 12/31/2006 21.404 25.857       19
 12/31/2007 25.857 28.387       56
 12/31/2008 28.387 19.937       23
HI5L 3  1.75%
 12/31/2005    N/A 21.589       89
 12/31/2006 21.589 26.107      317
 12/31/2007 26.107 28.691      484
 12/31/2008 28.691 20.170      223
Mutual Shares Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 19.467       37
 12/31/2006 19.467 22.624       77
 12/31/2007 22.624 22.980       66
 12/31/2008 22.980 14.187       22
HI5L 3  1.75%
 12/31/2005    N/A 19.636      268
 12/31/2006 19.636 22.843      953
 12/31/2007 22.843 23.225     1470
 12/31/2008 23.225 14.353      694
OpCap Mid Cap Portfolio
HI5L 2  1.85%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.979        6
 12/31/2007  9.979 10.504        3
 12/31/2008 10.504  6.014        2
HI5L 3  1.75%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.986       19
 12/31/2007  9.986 10.521       74
 12/31/2008 10.521  6.030      143
Oppenheimer High Income Fund/VA
HI5L 2  1.85%
 12/31/2005    N/A 11.897        0
 12/31/2006 11.897 12.780        0
 12/31/2007 12.780 12.532        0
 12/31/2008 12.532  2.624        0
HI5L 3  1.75%
 12/31/2005    N/A 11.961        0
 12/31/2006 11.961 12.862        0
 12/31/2007 12.862 12.625        0
 12/31/2008 12.625  2.646        7
PIMCO VIT All Asset Portfolio
HI5L 2  1.85%
 12/31/2005    N/A 12.346        9
 12/31/2006 12.346 12.685       15
 12/31/2007 12.685 13.489       10
 12/31/2008 13.489 11.143        6
HI5L 3  1.75%
 12/31/2005    N/A 12.360      544
 12/31/2006 12.360 12.713      732
 12/31/2007 12.713 13.531      611
 12/31/2008 13.531 11.189      274

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio
HI5L 2  1.85%
 12/31/2005    N/A 11.003       12
 12/31/2006 11.003 10.467       18
 12/31/2007 10.467 12.662       19
 12/31/2008 12.662  6.987        6
HI5L 3  1.75%
 12/31/2005    N/A 11.011       76
 12/31/2006 11.011 10.485      240
 12/31/2007 10.485 12.696      368
 12/31/2008 12.696  7.012      213
PIMCO VIT Emerging Markets Bond Portfolio
HI5L 2  1.85%
 12/31/2005    N/A 10.895        5
 12/31/2006 10.895 11.687        4
 12/31/2007 11.687 12.140        7
 12/31/2008 12.140 10.178        4
HI5L 3  1.75%
 12/31/2005    N/A 10.902       44
 12/31/2006 10.902 11.707      117
 12/31/2007 11.707 12.172      129
 12/31/2008 12.172 10.215       36
PIMCO VIT Global Bond Portfolio (Unhedged)
HI5L 2  1.85%
 12/31/2005    N/A  9.321        5
 12/31/2006  9.321  9.576       21
 12/31/2007  9.576 10.315       15
 12/31/2008 10.315 10.040        2
HI5L 3  1.75%
 12/31/2005    N/A  9.327       38
 12/31/2006  9.327  9.592      109
 12/31/2007  9.592 10.343      248
 12/31/2008 10.343 10.077      134
PIMCO VIT High Yield Portfolio
HI5L 2  1.85%
 12/31/2005    N/A 12.215        1
 12/31/2006 12.215 13.083        3
 12/31/2007 13.083 13.293        5
 12/31/2008 13.293  9.977        2
HI5L 3  1.75%
 12/31/2005    N/A 12.281       38
 12/31/2006 12.281 13.167      128
 12/31/2007 13.167 13.392      193
 12/31/2008 13.392 10.061       82
PIMCO VIT Real Return Portfolio
HI5L 2  1.85%
 12/31/2005    N/A 11.233        6
 12/31/2006 11.233 11.106        8
 12/31/2007 11.106 12.064       13
 12/31/2008 12.064 11.007        7
HI5L 3  1.75%
 12/31/2005    N/A 11.257      119
 12/31/2006 11.257 11.141      221
 12/31/2007 11.141 12.114      305
 12/31/2008 12.114 11.064      204



  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT Total Return Portfolio
HI5L 2  1.85%
 12/31/2005    N/A 12.934       22
 12/31/2006 12.934 13.187       26
 12/31/2007 13.187 14.078       30
 12/31/2008 14.078 14.482       17
HI5L 3  1.75%
 12/31/2005    N/A 13.004      134
 12/31/2006 13.004 13.271      347
 12/31/2007 13.271 14.182      449
 12/31/2008 14.182 14.604      354
SP International Growth Portfolio
HI5L 2  1.85%
 12/31/2005    N/A  7.152        0
 12/31/2006  7.152  8.437       10
 12/31/2007  8.437  9.866       10
 12/31/2008  9.866  4.795        0
HI5L 3  1.75%
 12/31/2005    N/A  7.184        0
 12/31/2006  7.184  8.484        0
 12/31/2007  8.484  9.930       26
 12/31/2008  9.930  4.831        2
SP Strategic Partners Focused Growth Portfolio
HI5L 2  1.85%
 12/31/2005    N/A  7.197        0
 12/31/2006  7.197  6.987        0
 12/31/2007  6.987  7.865        0
 12/31/2008  7.865  4.745        0
HI5L 3  1.75%
 12/31/2005    N/A  7.230        0
 12/31/2006  7.230  7.026        0
 12/31/2007  7.026  7.916        0
 12/31/2008  7.916  4.781        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Templeton Foreign Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 22.179        1
 12/31/2006 22.179 26.442        2
 12/31/2007 26.442 29.967        4
 12/31/2008 29.967 17.539        1
HI5L 3  1.75%
 12/31/2005    N/A 22.478       28
 12/31/2006 22.478 26.826       86
 12/31/2007 26.826 30.432       87
 12/31/2008 30.432 17.829       31
Templeton Global Bond Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.822        5
 12/31/2008 29.822 31.090        4
HI5L 3  1.75%
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.371       37
 12/31/2008 30.371 31.695       66
Templeton Growth Securities Fund
HI5L 2  1.85%
 12/31/2005    N/A 23.120       11
 12/31/2006 23.120 27.648       25
 12/31/2007 27.648 27.775       38
 12/31/2008 27.775 15.725       15
HI5L 3  1.75%
 12/31/2005    N/A 23.382      187
 12/31/2006 23.382 27.989      680
 12/31/2007 27.989 28.146     1057
 12/31/2008 28.146 15.952      504


  The Allianz High Five[{R}] L Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009